Securities Act File No. ___
                                              Investment Company Act File No.___

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------
                                    FORM N-2
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933       [X]
                           PRE-EFFECTIVE AMENDMENT NO.         [ ]
                          POST-EFFECTIVE AMENDMENT NO.         [ ]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940        [X]
                                  AMENDMENT NO.                [ ]

                        (Check appropriate box or boxes)
                                 ---------------
                     INVESCO GLOBAL FINANCIAL SERVICES FUND
               (Exact Name of Registrant as Specified in Charter)

                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, Including Area Code:
                                 1-800-528-8765
                                 --------------
                               Glen A. Payne, Esq.
                                 General Counsel
                            INVESCO Funds Group, Inc.
                         7800 E. Union Avenue, Suite 800
                             Denver, Colorado 80237
                     (Name and address of agent for service)
                                ----------------
                                   Copies to:
      Thomas A. Hale
   Skadden, Arps, Slate,                           Clifford J. Alexander
 Meagher & Flom (Illinois)                      Kirkpatrick & Lockhart LLP
     333 Wacker Drive                            1800 Massachusetts Avenue
  Chicago, Illinois 60606                              Second Floor
                                                   Washington, DC 20036
                                ----------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

                      CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
==============================================================================================================
                                                          Proposed          Proposed
                                     Amount Being         Maximum           Aggregate          Amount of
                                     Registered(1)     Offering Price   Maximum Offering    Registration Fee
                                                          per Unit          Price(1)
---------------------------------- ------------------ ----------------- ------------------ -------------------
Shares of Beneficial Interest          4,600,000           $15.00          $69,000,000         $20,355.00
==============================================================================================================

(1)Includes 600,000 Shares which may be offered by the Underwriters pursuant to an option to cover overallotments.

The registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such a date as the Commission, acting pursuant to said Section 8(a), may determine.

                     INVESCO Global Financial Services Fund

                  Cross Reference Sheet Pursuant to Rule 404(c)
                        Under the Securities Act of 1933

Parts A and B of the Prospectus*

Item No.        Registration Statement Caption                          Location in Prospectus
--------        ------------------------------                          ----------------------
                1.        Outside Front Cover                           Outside Front Cover
                2.        Inside Front and Outside back Cover Page      Inside Front and Outside Back Cover Page
                3.        Fee Table and Synopsis                        Prospectus Summary; Expenses Summary
                4.        Financial Highlights                          Not Applicable
                5.        Plan of Distribution                          Cover Page; Outside Front Cover Page;
                                                                        Prospectus Summary; Underwriting
                6.        Selling Shareholders                          Not Applicable
                7.        Use of Proceeds                               Outside Front Cover; Inside Front Cover;
                                                                        Prospectus Summary; Use of Proceeds;
                                                                        Investment Restrictions
                8.        General Description of Registrant             Outside Front Cover; Inside Front Cover;
                                                                        Prospectus Summary; The Fund; Investment
                                                                        Practices; Special Considerations and Risk
                                                                        Factors; Investment Restrictions; Dividends
                                                                        and Distributions; Taxes; Portfolio
                                                                        Transactions; Determination of Net Asset
                                                                        Value
                9.        Management                                    Inside Front Cover; Prospectus Summary;
                                                                        Management of the Fund; Investment Adviser;
                                                                        Trustees and Officers of the Fund;
                                                                        Investment Management Contract; Portfolio
                                                                        Transactions; Custodian; Transfer Agent,
                                                                        Shareholder Servicing Agent, Custodian and
                                                                        Transfer and Dividend Paying Agent;
                10.       Capital Stock, Long-term Debt, and Other
                          Securities                                    Prospectus Summary; Dividends and
                                                                        Distributions; Taxes; Automatic Dividend
                                                                        Reinvestment Plan
                11.       Defaults and Arrears on Senior Securities     Not Applicable
                12.       Legal Proceedings                             Not Applicable




                13.       Table of Contents of Statement of
                          Additional Information                        Not Applicable
                14.       Cover Page                                    Not Applicable
                15.       Table of Contents                             Not Applicable
                16.       General Information                           Not Applicable
                17.       Investment Objectives and Policies            Outside Front Cover; Inside Front Cover;
                                                                        Prospectus Summary; Restrictions;
                                                                        Investment Considerations and Risks
                18.       Management                                    Trustees and Officers of the Fund
                19.       Control Persons and Principal Holders of
                          Securities                                    Not Applicable
                20.       Investment and Advisory and Other Services    Prospectus Summary; Investment Advisor;
                                                                        Trustees and Officers of the Fund;
                                                                        Management Contract; Portfolio
                                                                        Transactions; Shareholder Servicing Agent,
                                                                        Custodian and Transfer and Dividend Paying
                                                                        Agent
                21.       Brokerage Allocation and Other Practices      Portfolio Transactions
                22.       Tax Status                                    Dividends and Distributions;  Taxes;
                                                                        Independent Auditor's Report
                23.       Financial Statements                          Not Applicable


___________
*Pursuant to General Instruction H of Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus.

PART C

       The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                             SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED JULY 17, 1998

                                __________ Shares

                     INVESCO GLOBAL FINANCIAL SERVICES FUND
                          ----------------------------

         INVESCO Global Financial Services Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing substantially all of its assets in equity and related securities of U.S. and foreign companies principally engaged in creating, providing, developing or distributing financial services ("Financial Services Companies"). Principal industry groups of Financial Services Companies include banks, savings institutions, brokerage firms, investment management companies, finance companies, leasing companies, insurance companies, holding companies of the foregoing and companies that provide related services to such companies.

         The Fund may invest without limitation in securities denominated in currencies other than the U.S. dollar, which may involve special risks. Up to 25% of the Fund's total assets may be invested in securities for which there is no readily available secondary market, including those acquired in private placements, joint ventures and partnerships. The Fund may also utilize certain investment practices, including the use of short sales, financial leverage and foreign currency and other hedging transactions. Under normal market conditions, the Fund may invest up to 20% of its total assets in equity and debt securities of U.S. and foreign issuers (whether or not such issuers are Financial Services Companies), including debt securities rated, or deemed by the Fund's investment manager to be, below investment grade quality. Investments in lower grade securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest. As a non-diversified investment company, the Fund may invest a greater portion of its assets in a small number of issuers. Investors should carefully assess the risks associated with an investment in the Fund. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS."

         INVESCO Funds Group, Inc. ("INVESCO"), an indirect wholly owned subsidiary of AMVESCAP PLC, serves as investment manager to the Fund. The Fund's address is 7800 E. Union Avenue, Denver, Colorado 80237, and its telephone number is 1-800-528-8765.

                          ----------------------------

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
          COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
            ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
              OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================
                                        PRICE TO                     PROCEEDS TO
                                         PUBLIC      SALES LOAD (1)    FUND (2)
--------------------------------------------------------------------------------
Per Share............................    $15.00          None         $15.00
--------------------------------------------------------------------------------
Total................................    $               None       $
--------------------------------------------------------------------------------
Total Assuming Full Exercise of Over-
    Allotment Option (3).............    $               None       $
--------------------------------------------------------------------------------
                                               (FOOTNOTES ON THE FOLLOWING PAGE)

The Shares are offered by the Underwriters, subject to prior sale, when, as and if delivered to and accepted by the Underwriters, and subject to their right to reject orders in whole or in part. It is expected that delivery of the Shares will be made in New York City on or about , 1998.

                             -----------------------
PAINEWEBBER INCORPORATED
                            A.G. EDWARDS & SONS, INC.
                                                            SALOMON SMITH BARNEY

                       ----------------------------------

                 The date of this Prospectus is August __, 1998.

(RED HERRING)

         INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITIATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

         IN CONNECTION WITH THIS OFFERING, THE UNDERWRITERS MAY OVER-ALLOT OR EFFECT TRANSACTIONS WHICH STABILIZE OR MAINTAIN THE MARKET PRICE OF THE SHARES OF THE FUND AT A LEVEL ABOVE THAT WHICH MIGHT OTHERWISE PREVAIL IN THE OPEN MARKET. SUCH TRANSACTIONS MAY BE EFFECTED ON THE NEW YORK STOCK EXCHANGE, IN THE NASDAQ MARKET OR OTHERWISE. SUCH STABILIZATION, IF COMMENCED, MAY BE DISCONTINUED AT ANY TIME.

                          ----------------------------

(CONTINUED FROM COVER PAGE)

         At times, the Fund expects to utilize financial leverage through borrowings, including the issuance of debt securities, or the issuance of preferred shares or through other transactions, such as reverse repurchase agreements, which have the effect of financial leverage. Currently, the Fund has not determined the timing or amount of any financial leverage that it would utilize. The Fund generally will not utilize leverage if it anticipates that the Fund's leveraged capital structure would result in a lower return to common shareholders than that obtainable over time with an unleveraged capital structure. Use of financial leverage creates an opportunity for increased capital appreciation for the common shareholders but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be utilized or, if utilized, that a leveraging strategy will be successful during any period in which it is employed. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS-LEVERAGE."

         The Fund is offering its shares of beneficial interest, par value $.001 per share (the "Shares"). Prior to this offering, there has been no market for the Fund's Shares. The Fund intends to apply to list its Shares on the New York Stock Exchange under the symbol "GFN." Shares of closed-end management investment companies have in the past frequently traded at discounts from their net asset values and the Fund's Shares may likewise trade at such a discount. The risks associated with this characteristic of closed-end management investment companies may be greater for investors expecting to sell shares of a closed-end management investment company soon after completion of an initial public offering of the company's shares. The minimum investment in this offering is 100 Shares ($1,500). This Prospectus sets forth in concise form information about the Fund that a prospective investor should know before investing in the Fund. Investors are advised to read this Prospectus carefully and to retain it for future reference.

                          ----------------------------

(FOOTNOTES FROM COVER PAGE)

(1) INVESCO or an affiliate (not the Fund) from its own assets will pay a commission to the Underwriters in the amount of % of the Price to Public per Share in connection with the sale of the Shares offered hereby. The Fund and INVESCO have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933. See "Underwriting."

(2) Before deducting organizational and offering expenses payable by the Fund, including payment of $250,000 to the Underwriters in partial reimbursement of their expenses, estimated at $ and $ , respectively. Offering expenses will be deducted from net proceeds, and organizational expenses will be expensed immediately.

(3) Assuming exercise in full of the 45-day option granted by the Fund to the Underwriters to purchase up to additional Shares, on the same terms, solely to cover overallotments. See "Underwriting."

                               PROSPECTUS SUMMARY


         THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS. INVESTORS SHOULD CAREFULLY CONSIDER INFORMATION SET FORTH UNDER THE HEADING "RISK FACTORS AND SPECIAL CONSIDERATIONS."

The Fund INVESCO Global Financial Services Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund is managed by INVESCO Funds Group, Inc. ("INVESCO"). The Fund is designed for investors seeking to participate in the potential global growth of companies engaged in financial services. See "The Fund."

The Offering           The  Fund  is offering  Shares  of  Beneficial  Interest,
                       par value $.001 per share ("Shares"), through a group of underwriters ("Underwriters") led by PaineWebber
                       Incorporated,  A. G.  Edwards and Sons,  Inc. and Salomon
                       Smith Barney. The Underwriters have been granted an option to purchase up to additional Shares solely to cover overallotments, if any. The initial public offering price is $15 per share. The minimum investment in the offering is 100 Shares ($1,500). See "Underwriting."

No Sales Charge        The  Shares  will  be  sold  during  the  initial  public
                       offering without any sales load or underwriting discounts
                       payable by investors or the Fund. INVESCO or an affiliate
                       (not  the  Fund)  from  its  own   assets  will   pay  a
                       commission   to   the   Underwriters  in connection  with
                       sales of the Shares in this offering. See "Underwriting."

Investment Objective   The  Fund's  investment  objective  is  long-term capital
  and Policies         appreciation.  The Fund seeks to achieve its objective by
                       investing  substantially  all of its assets in equity and
                       related   securities   of  U.S.  and  foreign   companies
                       principally engaged in creating, providing, developing or
                       distributing   financial  services  ("Financial  Services
                       Companies").  For the reasons described under "Investment
                       Rationale," below, INVESCO believes that the securities of Financial Services Companies offer the potential for long-term capital appreciation. An investment in the Fund should not itself be considered a balanced investment program and is not intended to provide diversification as would a more complete investment program. No assurance can be given that the Fund will achieve its investment objective. See "Investment Objective and Policies."

                       Under  normal  market  conditions,  at  least  80% of the
                       Fund's  total  assets  will be  invested  in  equity  and
                       related securities of Financial Services Companies. The principal industry groups of Financial Services Companies include banks, savings institutions, brokerage firms, investment management companies, finance companies, leasing companies, insurance companies, holding companies of the foregoing and companies that provide related services to such companies. The Fund expects to invest in Financial Services Companies both in large, well-developed capital and financial markets, such as in the United States and Western Europe, as well as in countries with emerging capital and financial markets. Under normal market conditions, the Fund will invest at least 65% of its total assets in issuers that are organized under the laws of, or that maintain their principal business operations in, at least three countries, one of which is expected to be the United States.

                       The Fund may invest up to 25% of its total assets in securities for which there is no readily available secondary market, including securities acquired in private placements, venture capital opportunities, joint ventures and partnerships.

                       Up to 20% of the Fund's total assets may be invested, in the aggregate, in: equity and related securities of companies other than Financial Services Companies; non-convertible debt securities of Financial Services Companies that are not acquired as units together with equity securities; debt securities of companies other than Financial Services Companies; and high grade U.S. dollar denominated money market instruments having maturities of one year or less. The non-convertible debt securities of Financial Services Companies and debt securities of non-Financial Services Companies may include debt securities that have been rated below investment grade by a nationally recognized rating agency such as Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service Inc. ("Moody's") or that are unrated and are considered by INVESCO to be of comparable quality. Such lower grade debt securities are commonly known as "junk bonds."

                       The Fund may utilize the technique of short selling as a means of furthering the Fund's investment objective of capital appreciation. Short sales are transactions in which the Fund sells a security it does not own in anticipation of an expected decline in the price of that security. The Fund may also sell short securities it owns to seek to hedge against potential price declines in such securities. The Fund may utilize certain other investment practices, such as repurchase agreements, when-issued and delayed delivery transactions, lending portfolio securities, foreign currency and other derivative transactions. See "Other Investment Practices."

                       At times, the Fund expects to utilize financial leverage through borrowings, including the issuance of debt securities, or the issuance of preferred shares or through other transactions, such as reverse repurchase agreements, which have the effect of financial leverage. Currently, the Fund has not determined the timing or amount of any financial leverage that it would utilize. The Fund generally will not utilize leverage if it anticipates that the Fund's leveraged capital structure would result in a lower return to Shareholders than that obtainable over time with an unleveraged capital structure. Use of financial leverage creates an opportunity for increased capital appreciation for Shareholders but, at the same time, creates risks, and there can be no assurance that a leveraging strategy will be utilized or, if utilized, that a leveraging strategy will be successful during any period in which it is employed. See "Risk Factors and Special Considerations-Leverage."

                       "Equity and related securities" consist of: common, preferred and convertible preferred stocks, whether or not voting; partnership interests; securities having equity characteristics such as rights, warrants, and convertible debt securities, whether or not issued by the same issuer as the security to be issued upon conversion or exercise; non-convertible debt securities that are acquired as units together with any of the foregoing, whether or not transferable or separately traded; and short sale and hedge positions relating to any of such securities. See "Other Investment Practices-Short Sales" and "-Derivatives."

                       For temporary or defensive purposes the Fund may, without limit, invest in short-term securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities, high grade debt securities and high grade money market instruments. See "Investment Objective and Policies."

Investment Rationale   INVESCO believes that positive trends and  developing
                       conditions in the global  market for  Financial  Services
                       Companies offer attractive investment opportunities for the Fund, consistent with its investment objective of long-term capital appreciation. The primary forces that INVESCO believes drive the significant growth potential of Financial Services Companies are:

                       o Demographics: As the world population ages, INVESCO believes that the need for managing and preserving personal assets grows, increasing the demand for financial services.

                       o Consolidation: Merger and acquisition activity in the financial services industry has been increasing significantly in recent years, which INVESCO believes offers benefits to Financial Services Companies from expense synergies, increased revenue opportunities and expanded market access.

                       o Technological Innovation: Increased productivity has resulted from technological developments in the financial services industry. INVESCO believes that trends toward more efficient ways to process information have allowed financial Services Companies to reduce transaction costs, enhance customer service and increase capacity.

                       o Deregulation: INVESCO believes that recent and anticipated regulatory developments have broadened business opportunities in the financial services industry, allowing Financial Services Companies to further diversity their businesses and revenues across sectors within the industry.

                       o Demutualization: The most recent wave of demutualization is the transference of ownership of insurance companies from policyholders to public shareholders. INVESCO believes that insurance companies undergoing the demutualization process potentially offer attractive valuations and that the increase in well-capitalized, strongly positioned companies with established brand names will foster continued consolidation in the insurance industry.

                       o Globalization: INVESCO believes that the relaxation of international trade barriers, aided by the evolution of technology, is facilitating increased capital flows and creating an attractive environment for Financial Services Companies to expand business beyond traditional borders, generate increased revenues and enhanced earnings.

                       In the view of INVESCO, these trends combine to make Financial Services Companies an attractive investment for investors seeking long-term capital appreciation through investment in a particular sector.

Investment Manager     INVESCO   is   the   Fund's   investment   manager    and
   and Administrator   administrator.  INVESCO  is  an   indirect  wholly  owned
                       subsidiary  of  AMVESCAP  PLC  ("AMVESCAP"),  a  publicly
                       traded holding  company that,  through its  subsidiaries,
                       engages in the business of  investment  management  on an
                       international  basis. As part of AMVESCAP,  INVESCO draws
                       on the  organization's  global  presence and expertise to
                       deliver portfolio  management and investment  services to
                       its clients,  AMVESCAP maintains offices around the world
                       -  including  the U.S.,  London,  Eastern  Europe,  Latin
                       America, Hong Kong and Tokyo. Operating under the AIM and
                       INVESCO  names,  the  company  offers  a broad  array  of
                       products and  services to  institutions  and  individuals
                       through  all  major  distribution  channels  in  over  30
                       countries.  Recent  mergers  with major firms such as AIM
                       Management  Group Inc., and GT Global (formerly the asset
                       management  division of Liechtenstein  Global Trust) have
                       positioned   AMVESCAP  as  one  of  the  world's  largest
                       independent  fund  management  companies,  adding  to its
                       already-significant  presence  in Europe,  Asia and North
                       America. As of June 30, 1998,  aggregate assets under the
                       management  of  AMVESCAP  and  its  affiliates  worldwide
                       exceeded  $[208] billion.  As of that same date,  INVESCO
                       managed  or  administered   assets  of  more  than  $19.6
                       billion,  including  14  registered  open-end  investment
                       companies
                       with 49 separate  portfolios.  INVESCO has built a global
                       reputation   by   providing    professional    investment
                       management to some of the world's largest institutions and more than a million individuals. INVESCO provides investors the perspective gained from more than 65 years of helping clients pursue their financial goals.

                       Since 1984, INVESCO has been a leader in offering sector funds. One of those portfolios, the Financial Services Portfolio of INVESCO Strategic Portfolios (the "Financial Services Portfolio") seeks capital appreciation by investing in Financial Services Companies, including banks, savings and loan associations, finance companies, leasing companies and securities brokerage and insurance companies. As of June 30, 1998 the Financial Services Portfolio had net assets of approximately $1.7 billion. Its average annualized return for the ten-year period ended June 30, 1998 was 24.98% and for such ten-year period the performance of the Financial Services Portfolio was ranked #3 of all of the 810 registered open-end stock funds evaluated for that period by Lipper Analytical Services, Inc. ("Lipper"), a recognized, independent fund evaluation service. For further information about the performance of the Financial Services Portfolio for the ten-year period ended June 30, 1998 and for certain other periods, see "The Adviser." Various policies and restrictions of the Financial Services Portfolio differ from those of the Fund. The investment performance of the Financial Services Portfolio and that of the Fund are expected to differ. Past performance of the Financial Services Portfolio is not necessarily indicative of the Fund's future performance. See "The Adviser."

Listing Prior to this offering, there has been no market for the Shares. The Fund intends to apply to list its Shares on the New York Stock Exchange, Inc. ("NYSE") under the symbol "GFN."

Dividends and Other    The  Fund  intends  to pay dividends to Shareholders from
   Distributions       its  net  investment  income  (including  net short-term
                       capital gains) and make distributions of its net realized long-term capital gains, if any, at least annually.

Automatic Dividend     The   Fund   has  established   an  Automatic    Dividend
   Reinvestment Plan   Reinvestment  Plan  (the  "Plan").  Under  the Plan,  all
                       dividends and other distributions will be automatically reinvested in additional Shares of the Fund either (i) purchased in the open market, if the dividend is payable in cash only and Shares of the Fund are trading at a discount or (ii) issued by the Fund, if the dividend is payable in cash or Shares. Shareholders who intend to hold their Shares through a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan. See "Automatic
                       Dividend Reinvestment Plan."

Closed-End Fund        The  Fund has been  organized as a closed-end  management
   Structure           investment company (commonly  referred to as a closed-end
                       fund).  Closed-end funds differ from open-end  management
                       investment  companies  (commonly  referred  to as  mutual
                       funds) in that  closed-end  funds  generally  list  their
                       shares for trading on a  securities  exchange  and do not
                       redeem their shares at the option of the shareholder.  By
                       comparison,  mutual funds issue securities  redeemable at
                       net  asset  value at the  option of the  shareholder  and
                       typically  engage  in  a  continuous  offering  of  their
                       shares.  Mutual  funds are  subject to  continuous  asset
                       in-flows  and  out-flows  that can  complicate  portfolio
                       management,  whereas  closed-end funds generally can stay
                       more fully  invested in  securities  consistent  with the
                       closed-end fund's investment  objective and policies.  In
                       addition,  in  comparison to open-end  funds,  closed-end
                       funds  have  greater  flexibility  in the  employment  of
                       financial  leverage  and in the  ability to make  certain
                       types of  investments,  such as  investments  in illiquid
                       securities.   However,   shares   of   closed-end   funds
                       frequently trade at a discount from their net asset value.

                       In recognition of the possibility that the Shares might trade at a discount to net asset value and that any such discount may not be in the interest of Shareholders, the Fund's Board of Trustees, in consultation with INVESCO, from time to time may review possible actions to reduce any such discount, including but not limited to, the possibility of implementing a "managed distribution" policy, which would entail quarterly payments of dividends in an amount equal to a pre-established percentage of the Fund's net asset value. The Board might also consider open market repurchases or tender offers for Shares at net asset value. There can be no assurance that the Board of Trustees will decide to undertake any of these actions or that, if undertaken, such actions would result in the Shares trading at a price equal to or close to net asset value per Share. The Board of Trustees might also consider the conversion of the Fund to an open-end mutual fund. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. See "Description of Shares."

Investment Management  As the Fund's investment manager,  INVESCO will determine
  and Administration   the composition of the Fund's portfolio, place all orders
  Fee                  for the  purchase  and sale of  securities  and for other
                       transactions,  and oversee the  settlement  of the Fund's
                       securities and other portfolio transactions. INVESCO will
                       also provide  administrative  services to the Fund. These
                       will include, among other things, furnishing officers and
                       office   space,   preparing  or  assisting  in  preparing
                       materials  for  Shareholders  and  regulatory  bodies and
                       overseeing  the  provision to the Fund of  custodial  and
                       accounting services.  For these investment management and
                       administrative  services,  the Fund  will pay  INVESCO  a
                       monthly  fee at the  annual  rate of 1.50%  of the  total
                       assets of the Fund minus the sum of  accrued  liabilities
                       (other than aggregate indebtedness constituting financial
                       leverage)  ("Managed  Assets").  This fee is higher  than
                       fees  paid  by  most  U.S.  investment   companies.   See

                       "Management of the Fund."

Shareholder Servicing  PaineWebber  Incorporated   will   act  as    Shareholder
   Agent, Custodian Servicing Agent for the Fund. INVESCO will pay a monthly and Transfer and fee at the annual rate of 0.10% of the Fund's average
   Dividend            weekly   Managed  Assets  (as   defined  above) for  such
   Disbursing Agent    services.  State  Street Bank  and Trust Company  ("State
                       Street") will act as custodian for the Fund and may employ sub-custodians outside the U.S. approved by the Trustees of the Fund in accordance with regulations of the Securities and Exchange Commission. State Street will also act as the Fund's Transfer and Dividend Disbursing
                       Agent.  See "Shareholder  Servicing Agent,  Custodian and
                       Transfer and Dividend Disbursing Agent."

Risk Factors and       Investors  are advised to consider  carefully the special
    Special            risks involved in investing in the Fund.
    Considerations

                       GENERAL. The Fund is a newly organized, non-diversified, closed-end management investment company and has no operating history. The Fund has been designed, and the Shares are intended, primarily for long-term investors and the Shares should not be considered a vehicle for trading purposes. The net asset value of the Fund's Shares will fluctuate with price changes of the Fund's portfolio securities and these fluctuations are likely to be greater during periods in which the Fund utilizes a leveraged capital structure. See "Other Investment Practices-Leverage."

                       FINANCIAL SERVICES INDUSTRY. The Fund will invest substantially all of its assets in Financial Services Companies and generally the Fund's holdings will be concentrated in that single, specific business sector. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. Financial Services Companies in general are subject to extensive governmental regulation, which may change frequently. The profitability of Financial Services Companies is largely dependent upon the availability and cost of capital funds, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of Financial Services Companies.

                       FOREIGN SECURITIES. The Fund may invest in securities of issuers domiciled outside of the United States or that are denominated in various foreign currencies and multinational foreign currency units. Investing in securities of foreign entities and securities denominated in foreign currencies involves certain risks not involved in domestic investments, including, but not limited to, fluctuations in foreign exchange rates, future foreign political and economic developments, different legal systems and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities prices in different countries are subject to different economic, financial, political and social factors. Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies. The Fund may engage in certain transactions to hedge the currency-related risks of investing in non-U.S. dollar denominated securities. See "Other Investment Practices." In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability or diplomatic developments that could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets.

                       As  a  result  of  these  potential  risks,  INVESCO  may
                       determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including INVESCO, have had no or limited prior experience.

                       LEVERAGE. The Fund has the right to use financial leverage and expects it may do so from time to time in the future. Currently, however, the Fund has not determined the timing or amount of financial leverage that it would utilize. The use of leverage by the Fund creates an opportunity for increased capital appreciation for the Shares, but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be utilized or, if utilized, that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the holders of Shares with a potentially higher return. Leverage creates risks for holders of Shares including the likelihood of greater volatility of net asset value and market price of the Shares and the risk that fluctuations in interest rates on borrowings or in the dividend rates on any preferred shares may affect the return to the holders of Shares. To the extent the capital appreciation, if any, or any income derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the capital appreciation, if any, or any income derived from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. In the latter case, INVESCO in its best judgment may nevertheless determine to maintain the Fund's leveraged position if it deems such action to be appropriate in the circumstances. During periods in which the Fund is utilizing financial leverage, the investment management and administrative fee, which is payable to INVESCO as a percentage of the Fund's Managed Assets, will be higher than if the Fund did not utilize a leveraged capital structure. Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for any debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act of 1940, as amended (the "Investment Company Act"). It is not anticipated that these covenants or guidelines will impede INVESCO in managing the Fund's portfolio in accordance with the Fund's investment objective and policies. The Fund at times may borrow from affiliates of INVESCO, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace. As discussed under "Management of the Fund," the fee paid to INVESCO will be calculated on the basis of the Fund's assets including proceeds from borrowings for leverage and the issuance of preferred shares. See "Risk Factors and Special Considerations-Leverage."

                       LOWER GRADE SECURITIES. The Fund may invest up to 20% of its total assets, in the aggregate, in non-convertible debt securities of Financial Services Companies and in debt securities of companies other than Financial Services Companies. These securities may include securities that have been rated as low as C in the rating categories established by S&P and Moody's, or may be unrated if deemed to be of comparable credit quality by INVESCO. These securities, which are commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative in terms of the ability of the issuer to pay interest or repay principal in accordance with the terms of the obligation and accordingly involve more credit risk than securities rated in the higher rating categories. Such debt securities are dependent upon favorable business, financial or economic conditions, may be subordinated to senior debt and can be regarded as having extremely poor prospects of ever attaining any real investment standing. The prices of these securities are generally more volatile than the prices of higher rated debt securities. See "Risk Factors and Special Considerations-Lower Grade Securities." Such securities may be illiquid. See "Risk Factors and Special Considerations-Illiquid Investments."

                       SPECIAL INVESTMENT PRACTICES. The Fund may make short sales, which are transactions in which the Fund sells a security it may not own in anticipation of an expected decline in the market value of that security. However, the Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to close its short position. See "Other Investment Practices Short Sales."

                       The Fund may also engage in certain currency and other hedging transactions, purchase securities on a when-issued or a delayed delivery basis, enter into repurchase agreements and lend its portfolio securities. These transactions involve certain risks and may result in losses to the Fund. See "Other Investment Practices."

                       ILLIQUID SECURITIES. The Fund may invest up to 25% of its total assets in securities for which no readily available market exists or which are otherwise illiquid. The Fund may not be able readily to dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.

                       NON-DIVERSIFIED STATUS. The Fund is classified as a "non-diversified" investment company under the Investment Company Act, which means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a "diversified" investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than an investment company that is "diversified" because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the net asset value of the Shares.

                       MARKET PRICE, DISCOUNT AND NET ASSET VALUE OF SHARES. Shares of closed-end management investment companies in the past frequently have traded at a discount to their net asset values. The risk of loss associated with this characteristic of closed-end management investment companies may be greater for investors purchasing Shares in the initial public offering and expecting to sell the Shares soon after the completion thereof. Whether investors will realize gains or losses upon the sale of Shares will not depend directly upon the Fund's net asset value, but will depend upon the market price of the Shares at the time of sale. Since the market price of the Shares will be determined by such factors as relative demand for and supply of the Shares in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Shares will trade at, below or above net asset value or at, below or above the initial offering price. The Shares are designed primarily for long-term investors. Investors in the Shares should not view the Fund as a vehicle for trading purposes, and should not invest in the Fund on the assumption that it may convert to an open-end investment company. See "Risk Factors and Special Considerations" and "Description of Shares."

                       ANTI-TAKEOVER PROVISIONS. The Fund's Declaration of Trust contains provisions limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions, and
                       (iii) the ability of the Fund's Trustees or Shareholders to amend the Declaration of Trust. These provisions of the Declaration of Trust may be regarded as "anti-takeover" provisions. These provisions could have the effect of depriving the Shareholders of opportunities to sell their Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. See "Risk Factors and Special Considerations" and "Description of Shares."

                                    FEE TABLE


         The following tables are intended to assist investors in understanding the various costs and expenses that an investor in the Fund will bear, directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES
Sales Load (as a percentage of offering price)..............................None
Automatic Dividend Reinvestment Plan Fees...................................None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF NET ASSETS
  ATTRIBUTABLE TO SHARES)(1)(2)
Management and Administrative Fee..........................................1.50%
Interest Payments on Borrowed Funds ........................................None
Other Expenses.............................................................0.25%
         Total Annual Fund Expenses........................................1.75%

-----------

(1) See "Management of the Fund" for additional information. The Fund has the authority to utilize financial leverage and expects it may do so from time to time in the future. Currently, however, the Fund has not determined the timing or amount of financial leverage that it would utilize. Leverage would generally increase the Fund's expenses as a percentage of net assets attributable to the Shares. For example, in the event the Fund utilizes leverage by borrowing an amount equal to approximately 25% of the Fund's total assets (including the amount obtained from leverage), it is estimated that, as a percentage of net assets attributable to the Shares, the Management and Administration Fee would be 2.00%, Interest Payments on Borrowed Funds (assuming an interest rate of 6.00%) would be 2.00%, Other Expenses would be .35% and Total Annual Fund Expenses would be 4.35%. "Other Expenses" have been estimated. See "Special Considerations and Risk Factors - Leverage" and "Other Investment Policies Leverage."

(2) The Fund has agreed to reimburse the Underwriters up to $250,000 for expenses. A portion of the management and administrative fee may be used by INVESCO as reimbursement for compensation paid to the Underwriters.

EXAMPLE

         The following Example demonstrates the projected dollar amount of total cumulative expense that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon payment by the Fund of operating expenses at the levels set forth in the above table.


                                            1 Year   3 Years   5 Years  10 Years
                                            ------   -------   -------  --------

An investor would directly or indirectly
pay the following  expenses on a $1,000
investment  in the Fund,  assuming a 5%
annual  return  throughout  the relevant
period and reinvestment of all dividends
and  distributions at net asset value:      $18        $56       $96     $208

         This Example assumes that the percentage amount listed under Total Annual Fund Expenses remains the same in the years shown. The above tables and the assumption in the Example of a 5% annual return and reinvestment at net asset value are required by regulation of the Securities and Exchange Commission applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Shares. Actual expenses and annual rates of return may be more or less than those assumed for purposes of the Example. In addition, although the Example assumes reinvestment of all dividends and other distributions at net asset value, participants in the Fund's Automatic Dividend Reinvestment Plan may receive Shares obtained by the Plan Agent at or based on the market price in effect at that time, which may be at, above or below net asset value. The Fund has the authority to utilize financial leverage and expects that it may do so in the future. Currently, however, the Fund has not determined the timing or amount of financial leverage that it would utilize. For example, in the event the Fund utilizes leverage by borrowing an amount equal to approximately 25% of the Fund's total assets (including the amount borrowed) and assuming an interest rate of 6.00%, an investor in the Shares would pay the following expenses based on the assumptions in this Example: One Year - $45; Three Years - $134; Five Years - $225 and Ten Years - $457.

         THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES, AND THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                    THE FUND


         INVESCO Global Financial Services Fund ("Fund") is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act") as a non-diversified, closed-end management investment company. The Fund was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 13, 1998 and has no operating history. The Fund's principal office is located at 7800 E. Union Avenue, Denver, Colorado 80237, and its telephone number is 1-800-528-8765. INVESCO Funds Group, Inc. ("INVESCO") is the Fund's investment manager.


                                   THE ADVISER


         INVESCO has been retained to provide investment advice to the Fund and to conduct the management and investment program of the Fund. INVESCO is an indirect, wholly-owned subsidiary of AMVESCAP PLC ("AMVESCAP"), a publicly traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP maintains offices around the world - including the U.S., London, Eastern Europe, Latin America, Hong Kong and Tokyo. Operating under the AIM and INVESCO names, the company offers a broad array of products and services to institutions and individuals through all major distribution channels in over 30 countries. Recent mergers with major firms such as AIM Management Group Inc., and GT Global (formerly the asset management division of Liechtenstein Global Trust) have positioned AMVESCAP as one of the world's largest independent fund management companies, adding to its already-significant presence in Europe, Asia, and North America. As of June 30, 1998, aggregate assets under the management of AMVESCAP and its affiliates worldwide exceeded $[208] billion. With a team of approximately 330 investment professionals located in 25 offices spanning 4 continents, AMVESCAP is committed to managing assets regionally and believes that its local investment managers provide the company with a competitive advantage. In addition, within each investment product category the company utilizes multiple investment styles which allows the company to offer its worldwide clients a diverse range of product alternatives.

         As part of AMVESCAP, INVESCO draws upon the organization's worldwide presence and expertise to deliver portfolio managment and investment services to its clients. INVESCO has built a global reputation by providing professional investment management to some of the world's largest institutions and more than a million individuals. INVESCO provides investors the perspective gained from more than 65 years of helping clients pursue their financial goals. As of June 30, 1998, INVESCO served as investment adviser to various accounts having assets of approximately 19.6 billion, including 14 registered open-end investment companies with 49 separate investment portfolios.

         Since 1984, INVESCO has been a leader in offering sector funds. The Financial Services Portfolio of INVESCO Strategic Portfolios, Inc. (the "Financial Services Portfolio"), which is managed by INVESCO, seeks capital appreciation by investing, under normal conditions, at least 80% of its total assets in equity securities (common and preferred stocks, and convertible bonds) of financial services companies, including commercial and industrial banks, savings institutions, consumer and industrial finance companies, leasing companies, securities brokerage firms and insurance companies. As of June 30, 1998, the Financial Services Portfolio had assets of approximately $1.7 billion. Its investment performance for the ten-, five-, three- and one-year periods ended June 30, 1998 was ranked by Lipper Analytical Services, Inc. ("Lipper"), a recognized, independent fund evaluation service, as #3, #41, #12 and #147, respectively, out of all of the 810, 1,815, 3,367 and 5,346, respectively, registered open-end stock funds evaluated by Lipper for those periods.

         Set forth below are certain performance data provided by INVESCO with respect to the Financial Services Portfolio, the only account managed by INVESCO with an investment objective and policies substantially similar to those of the Fund. This information is provided solely to illustrate INVESCO's historical performance in managing an investment portfolio that invests in securities of companies engaged in the financial services industry, as measured against certain broad-based market indices and against the composite performance of other open-end investment companies having investment objectives similar to that of the Financial Services Portfolio. Various policies and restrictions of the Financial Services Portfolio differ from those of the Fund. The investment performance of the Financial Services Portfolio and that of the Fund are expected to differ. Past performance of the Financial Services Portfolio is not necessarily indicative of the Fund's future performance. The following data should be read in conjunction with the notes that follow.

                       INVESCO STRATEGIC PORTFOLIOS, INC.
                          FINANCIAL SERVICES PORTFOLIO
                      SCHEDULE OF INVESTMENT PERFORMANCE(1)

                                                                       Lipper Stock            Lipper Financial
                         Financial Services     S&P 500                Funds                   Services Funds
                         Portfolio (2)          Index (3)(6)           Average (4)(6)          Average (5)(6)
                         (total return)         (total return)         (total return)          (total return)
                         --------------         --------------         --------------          --------------

Average Annual
total return for
period ended June
30, 1998 and
beginning:

June 30, 1997                   38.25%                 30.15%                  15.19%                 35.16%
(one year)

June 30, 1995                   37.84                  30.19                   18.12                  34.81
(three years)

June 30, 1993                    24.98                  23.04                  15.50                   25.79
(five years)

June 30, 1988                    24.98                  18.53                  14.02                   22.74
(ten years)


Notes to Schedule
-----------------

(1) The performance data included in the schedule above reflect the total returns of the Financial Services Portfolio (the "Portfolio"), a securities index and two mutual fund group averages for the periods shown. Total return is a measure of investment performance that is based upon the change in the value of an investment from the beginning to the end of a specified period, assuming reinvestment of all dividends and other distributions. Other methods of computing average annual returns and cumulative total returns may produce different results and performance results for different periods may vary. The performance information set forth is not performance information relating to the Fund, which is a newly organized company and has no performance record, and is not necessarily indicative of the Fund's future investment performance. Various policies and restrictions of the Portfolio differ from those of the Fund. The investment performance of the Financial Services Portfolio and that of the Fund are expected to differ.

(2) The Portfolio is a separate series of an open-end, management investment company registered under the Investment Company Act, and the Portfolio commenced its investment operations on June 2, 1986. INVESCO manages the investment operations of the Portfolio. INVESCO Trust Company ("ITC"), a subsidiary of INVESCO, managed the investments of the Portfolio until February 3, 1998, at which time ITC's investment advisory operations were assumed by INVESCO. ITC's investment professionals have continued to provide advisory services to the Portfolio in their capacities as officers of INVESCO. The foregoing event affected no change in the personnel providing investment advisory services to the Portfolio.

The investment objective of the Portfolio is capital appreciation. It pursues this objective through the investment of its assets in equity securities, common and preferred stocks and convertible debt of companies principally engaged in financial services (including commercial and industrial banks, savings and loan associations, consumer and industrial finance leasing companies and securities brokerage and insurance companies). Under normal market conditions, the
Portfolio invests at least 80% of its total assets in such securities. The Portfolio is managed using substantially the same investment strategies and techniques as contemplated for the Fund, except that up to 25% of the Portfolio's assets may be invested in foreign securities (securities of Canadian issuers and American Depository Receipts not being subject to this limitation) and the Portfolio may only invest up to 10% of its total assets in securities that have no readily available secondary market, and except that the Fund is authorized to engage in certain investment practices such as short sales, financial leverage, options and futures transactions and lending portfolio securities.

The average annual returns of the Portfolio are computed in accordance with the standardized formula for such computations required by the Securities and Exchange Commission for use by open-end investment companies. Average annual return is based upon the change in value of an assumed initial investment of $1,000 in the Portfolio from the beginning of a period through the end of a period, and assumes reinvestment of all dividends and distributions. This result is then annualized and expressed as a percentage of the initial investment, and includes the effect of the Portfolio's operating expenses, including advisory fees and brokerage commissions.

(3) Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions.

(4) The Lipper Stock Funds Average ("Lipper Stock Funds Average") reflects the composite simple average total return performance, as computed by Lipper, of the U.S. registered open-end investment companies (including the Portfolio) that invest primarily in stocks and equity securities generally, and assumes reinvestment of dividends and other distributions on the ex-dividend date and includes the effect of the operating expenses, including advisory fees and brokerage commissions, of the funds included in the average. The total return performance of each fund is measured by comparing a fund's net asset value at the beginning and end of a period, with the results being expressed as a percent change of the beginning net asset value. For the ten-year period indicated above, there were 810 open-end funds included in the Lipper Stock Funds Average, for the five-year period indicated above there were 1,815 open-end funds included in Lipper Stock Funds Average, for the three-year period indicated above there were 3,367 open-end funds included in the Lipper Stock Funds Average, and for the one-year period indicated above there were 5,346 open-end funds included in the Lipper Stock Funds Average, in each case including the Portfolio.

(5) The Lipper Financial Services Funds Average ("Lipper Financial Services Funds Average") reflects the composite simple average total return performance, as computed by Lipper, of the U.S. registered open-end investment companies (including the Portfolio) that invest primarily in equity securities of companies engaged in financial services and assumes reinvestment of dividends and other distributions on the ex-dividend date and includes the effect of the operating expenses, including advisory fees and brokerage commissions, of the funds included in the average. The total return performance of each fund is measured by comparing a fund's net asset value at the beginning and end of a period, with the results being expressed as a percent change of the beginning net asset value. For the ten-year period indicated above, there were 11 open-end funds included in the Lipper Financial Services Funds Average. For the five-year period indicated above, there were 15 open-end funds included in the Lipper Financial Services Funds Average. For the three-year period indicated above, there were 19 open-end funds included in the Lipper Financial Services Funds Average. For the one-year period indicated above, there were 34 open-end funds included in the Lipper Financial Services Funds Average. In each period, the Portfolio was included in the Lipper Services Funds Average.

(6) The S&P 500 Index does not include the effect of brokerage commissions which would be incurred by an investor who purchased the stocks included in that index. The Lipper Stock Funds Average and the Lipper Financial Services Average includes the effect of brokerage commissions incurred by the funds included in the average, but excludes the impact of any taxes and sales charges incurred by the shareholders.

The composition of the S&P 500 Index, which includes a broad selection of companies in diverse industries, differs from the composition, during the periods shown above, of the investments of the Portfolio which consisted primarily of stocks of companies principally engaged in financial services. During various periods, the performance of the stocks for companies engaged in financial services may be greater than, less than or comparable to the composite performance of a broad selection of stocks of companies engaged in diverse and unrelated industries. For the periods shown above, the performance of stocks of financial services companies exceeded that of the stock market generally. However, during prior periods, financial services stocks have under performanced the market and may also do so during future periods.


                                 USE OF PROCEEDS


         The proceeds of this initial public offering are estimated at $_____________ ($____________ if the Underwriters' overallotment option is exercised in full) before payment of organizational and offering expenses (estimated at $________ and $__________, respectively). The proceeds will be invested in accordance with the Fund's investment objective and policies during a period not to exceed six months from the closing of the initial public offering. Pending such investment, the proceeds may be invested in U.S. dollar-denominated, high quality, short-term instruments. A portion of the Fund's organizational and offering expenses has been advanced by INVESCO and will be repaid by the Fund upon completion of the initial public offering. There is no sales load or underwriting discount imposed on sales of Shares in the initial public offering. INVESCO or its affiliate (not the Fund) will pay a commission from its own assets to the Underwriters in connection with sales of Shares in this offering. See "Underwriting."


                        INVESTMENT OBJECTIVE AND POLICIES


         The Fund's investment objective is long-term capital appreciation. The Fund is designed for investors seeking to participate in the potential global growth of companies engaged in financial services. The Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act) of the Fund's outstanding voting securities. The investment and other policies of the Fund (other than policies which are designated as "fundamental") may be changed by the Board of Trustees.

         The Fund seeks to achieve its objective by investing substantially all of its assets in equity and related securities of U.S. and foreign companies principally engaged in creating, providing, developing or distributing financial services ("Financial Services Companies"). INVESCO believes that the securities of Financial Services Companies offer the potential for long-term capital appreciation based upon positive trends and developing conditions in the global market for Financial Services Companies.

         In the view of INVESCO, these trends combine to make Financial Services Companies an attractive investment opportunity for investors seeking long-term capital appreciation through investment in a particular sector. An investment in the Fund should not itself be considered a balanced investment program and is not intended to provide diversification as a more complete investment program would. No assurance can be given that the Fund will achieve its investment objective.

         Financial Services Companies include banks, savings institutions, brokerage firms, investment management companies, finance companies, leasing companies, insurance companies, holding companies of the foregoing, and companies that provide related services to such companies.

         Banks and savings institutions provide services to customers such as demand, savings and time deposit accounts and a variety of lending and related services. Brokerage firms provide services to customers in connection with the purchase and sale of securities. Investment management companies provide investment advisory and related services to retail customers, high net-worth individuals and institutions. Finance companies provide consumer or commercial financing, such as commercial revolving credit to dealers, manufacturers or distributors and consumer revolving credit. Leasing companies are involved in a variety of tax-advantaged investment activities, such as advising on or investing in leases for commercial aircraft or major industrial and power production equipment. Insurance companies provide a wide range of commercial, life, health, disability, personal property and casualty insurance products and services to businesses, governmental units, associations and individuals.

         Under normal market conditions, at least 80% of the Fund's total assets will be invested in equity and related securities of Financial Services Companies. The principal industry groups of Financial Services Companies include banks, savings and loan associations, brokerage firms, investment management companies, finance companies, leasing companies, insurance companies, holding companies of the foregoing and companies that provide related services to such companies. The Fund expects to invest in Financial Services Companies both in large, well-developed capital and financial markets, such as in the United States and Western Europe, as well as Financial Services Companies in countries with emerging capital and financial markets.

         The Fund will seek investment opportunities on a global basis by investing in securities of foreign issuers and securities traded in foreign markets ("foreign securities") as well as in securities of U.S. issuers in the United States. Under normal market conditions, the Fund will invest at least 65% of its total assets in issuers that are organized under the laws of, or that maintain their principal business operations in, at least three countries, one of which is expected to be the United States. However, there is no requirement that any specific percentage of the Fund's assets be invested in companies located in any specific country. Investments in foreign securities involve certain risks not necessarily associated with investments in U.S. companies. See "Risk Factors and Special Considerations - Foreign Securities."

         A company will be considered a Financial Services Company if INVESCO determines that the company derives more than 50% of its gross income from the provision of financial or related services, or that the company dedicates more than 50% of its assets to the production of revenues from the financial services industry. If, based on available information, a question exists whether a company meets one of these standards, INVESCO may determine that the company is a Financial Services Company.

         Up to 20% of the Fund's total assets may be invested, in the aggregate, in: equity and related securities of companies other than Financial Services Companies; non-convertible debt securities of Financial Services Companies that are not acquired as units together with equity securities; debt securities of companies other than Financial Services Companies; and high grade U.S. dollar-denominated money market instruments having maturities of one year or less. The non-convertible debt securities of Financial Services Companies and debt securities of non-Financial Services Companies may include debt securities that have been rated below investment grade by a nationally recognized rating agency such as Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investor Services, Inc. ("Moody's") or that are unrated and are considered by INVESCO to be of comparable quality. Such lower grade debt securities are commonly known as "junk bonds." See "Risk Factors and Special Considerations - Lower Grade Securities."

         The Fund may invest up to 25% of its total assets in securities for which there is no readily available secondary market, including securities acquired in private placements, venture capital opportunities, joint ventures and partnerships. See "Risk Factors and Special Considerations - Illiquid Securities."

         The Fund may utilize the technique of short selling as a means of furthering its investment objective of capital appreciation. Short sales are transactions in which the Fund sells a security it may not own in anticipation of an expected decline in the price of that security. The Fund may also sell short securities it owns to seek to hedge against potential price declines in such securities. The Fund may utilize certain other investment practices, such as repurchase agreements, when-issued and delayed delivery transactions, lending portfolio securities, foreign currency and other derivative transactions. See "Other Investment Practices."

         At times, the Fund expects to utilize financial leverage through borrowings, including the issuance of debt securities, or the issuance of preferred shares or through other transactions, such as reverse repurchase agreements, which have the effect of financial leverage. The Fund generally will not utilize leverage if it anticipates that the Fund's leveraged capital structure would result in a lower return to Shareholders than that obtainable over time with an unleveraged capital structure. Use of financial leverage creates an opportunity for increased capital appreciation for Shareholders but, at the same time, creates risks, and there can be no assurance that a leveraging strategy will be utilized or, if utilized, that a leveraging strategy will be successful during any period in which it is employed. See "Risk Factors and Special Considerations-Leverage."

         "Equity and related securities" consist of: common, preferred and convertible preferred stocks, whether or not voting; partnership interests; securities having equity characteristics such as rights, warrants, and convertible debt securities, whether or not issued by the same issuer as the security to be issued upon conversion or exercise; non-convertible debt securities that are acquired as units together with any of the foregoing, whether or not transferable or separately traded; and short sale and hedge positions relating to any of such securities.

         For temporary or defensive purposes the Fund may, without limit, invest in short-term securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities, high grade debt securities and high grade money market instruments. See "- Portfolio Securities - Temporary or Defensive Policy."

INVESTMENT IN FINANCIAL SERVICES COMPANIES

         INVESCO believes positive trends and developing conditions in the global market for Financial Services Companies offer attractive investment opportunities for investors who seek long-term capital appreciation.

         INVESCO believes the primary forces driving the significant growth potential of Financial Services Companies are:

               o   Demographics
               o   Consolidation
               o   Technological Innovation
               o   Deregulation
               o   Demutualization
               o   Globalization

DEMOGRAPHICS

         Global demographic trends are generating increasing demand for financial service products. As the world population ages, INVESCO believes that the need for managing and preserving personal assets grows, increasing the demand for financial services such as banking, brokerage, finance, investment management and insurance.

         INVESCO believes that individuals over the age of forty use a higher proportion of financial services as they approach their peak earning years and plan for retirement and wealth transfer. The consumption of financial products and services does not end when individuals have accumulated sufficient wealth to meet retirement and other financial needs, but continues into retirement when individuals need insurance products to protect their wealth and health.

         The following chart illustrates the evolving demographics of people above age 40.

PERCENTAGE OF INDIVIDUALS ABOVE AGE 40

                                    (GRAPHIC)

[Horizontal Bar Chart Comparing Percentage of Individuals Above Age 40 in Specified Countries or Regions in 1998 compared to Projected Percentage in 2010, Source: U.S. Census Bureau, Emerging Markets Companion, with the Following Plot Points, in percentages:

United States
1998  40
2010  46

United Kingdom
1998  45
2010  51

Japan
1998  50
2010  60

Italy
1998  50
2010  58

Germany
1998  49
2010  60

France
1998  45
2010  52

Canada
1998  42
2010  50

Asia
1998  25
2010  33

Eurasia
1998  40
2010  44

Eastern Europe
1998  38
2010  42

Latin America
1998  24
2010  30]

         The more developed countries, such as the Group of Seven ("G7") countries, have a large and growing percentage of their population reaching age 40 and above, the age segment that INVESCO believes will be the primary consumers of financial services. By the year 2010, the lesser-developed regions' populations are projected to be more comparable to those of more developed countries, such as the G7. INVESCO believes these demographic trends offer the Fund significant investment opportunities in Financial Services Companies on a global basis.

CONSOLIDATION

         Merger and acquisition activity in the financial services industry has been increasing significantly in the last five years. As of June 29, 1998, the value of announced transactions worldwide has surpassed the record levels set in 1997. INVESCO expects the consolidation trend to continue as companies strive to grow businesses, enhance earnings and increase shareholder value.

ANNOUNCED MERGERS & ACQUISITIONS ACTIVITY IN THE FINANCIAL SERVICES SECTOR 1994-1998(1)


                                   (GRAPHIC)

[Vertical Bar Chart Showing Announced Mergers & Acquisitions Activity in the Financial Services Sector from the year 1994 through 1998 in terms of value,
Source: Securities Data Company, with the following plot points in billions:

1994  $134.276

1995  $264.72

1996  $197.452

1997  $511.535

1998 (YTD) $549.064]

                                   (GRAPHIC)

[Vertical Bar Chart Showing Announced Mergers & Acquisitions Activity in the Financial Services Sector from the year 1994 through 1998 in terms of numbers of deals, Source: Securities Data Company, with the following plot points in deals:

1994  1,371

1995  1,406

1996  1,484

1997  2,048

1998 (YTD)  1,316]

         INVESCO believes the benefits of these consolidation transactions include:

         EXPENSE SYNERGIES: Back office and data processing as well as other administrative functions can be streamlined or eliminated. Combined with the elimination of redundant facilities and operations, these mergers produce efficiencies of volume and scale. The reduction in costs creates a more competitive company that is better positioned to withstand unanticipated dramatic changes in the industry.

         REVENUE OPPORTUNITIES: Through the addition of complementary product lines and distribution channels, the combined companies can satisfy a broader scope of client needs, providing the potential for revenue growth.

         EXPANDED MARKETS: As a means to strengthen existing market presence within geographic areas or access new markets, financial institutions may acquire companies with established local business infrastructure and customer base from which to distribute their products and services.

         INVESCO also believes consolidation activity will provide opportunities to realize attractive returns from the purchase price premiums that are typically paid to acquire Financial Services Companies.

TECHNOLOGICAL INNOVATION

         Increased productivity has resulted from technological developments in the financial services industry. Trends toward more efficient ways to process information have allowed institutions to reduce transaction costs and enhance customer service. Financial institutions are continually exploring and implementing new channels to distribute their products and services, such as by telephone, Automatic Teller Machines ("ATM") and the Internet, which are less expensive to operate than traditional branch networks, provide greater convenience for clients and increase the institutions' capacity to conduct transactions.

         Technology has also enabled institutions to more effectively profile and gather client information, allowing more efficient target-marketing of their products and services, thereby enhancing customer profitability.

         Technology has been a major contributor to the emergence of financial services-related firms responsible for maintaining customer databases, providing administrative functions and data processing, such as credit card processing, on-line trading and mutual fund accounting. These companies provide additional investment opportunities for the Fund as it becomes more cost effective for financial product creation and distribution companies to outsource these functions.

DEREGULATION

         Recent and anticipated regulatory developments have broadened business opportunities for Financial Services Companies. For example, in the United States regulators continue to ease restrictions imposed by the Glass-Steagall Act, allowing Financial Services Companies to further diversify their businesses and revenues across sectors within the industry. In Europe, the European Union has initiated actions to remove barriers for conducting business across borders of member countries, creating a common market with a soon-to-be-implemented common currency, further promoting an integrated European financial services market. In Japan, the Ministry of Finance has announced sweeping changes to its laws relating to Financial Services Companies.

         INVESCO also believes the demand for certain financial services products will be enhanced as a result of trends in government-sponsored pension and retirement programs throughout the world. These trends are oriented toward mandatory contribution requirements, the liberalization of retirement fund investment parameters and the shift from defined benefit to defined contribution plans. For example, in Latin America, Chile pioneered changes in its government-sponsored pension system, which are being adopted in various forms by other countries, including Argentina, Brazil and Mexico.

DEMUTUALIZATION.

         The trend toward demutualization has been in effect for over a decade. While savings and loan depository institutions began transferring ownership from depositors to public shareholders in the 1980s through mutual-to-stock conversions, the most recent wave of demutualization is the transference of ownership of insurance companies from policyholders to public shareholders. One of the primary drivers for companies to demutualize is to increase significantly the flexibility to grow such businesses organically and/or through acquisitions. INVESCO believes that insurance companies undergoing the demutualization process offer attractive valuations and that the increase in well-capitalized, strongly positioned companies with established brand names will foster continued consolidation in the insurance industry. Although life insurance companies in North America currently represent approximately $160 billion in market capitalization, INVESCO expects that $80 billion in market capitalization could be added as a result of the demutualization process within the next two years.

GLOBALIZATION

         The relaxation of international trade barriers, aided by the evolution of technology, is facilitating increased capital flows and creating an attractive environment for Financial Services Companies. INVESCO believes that fragmented national markets are converging into regional blocs, creating a single vast global market. As this global marketplace grows, Financial Services Companies are well-positioned to expand businesses beyond traditional borders and reach a broader more diversified client base, which helps offset the variability of local and regional market cycles.

PORTFOLIO SECURITIES

         EQUITY SECURITIES. The Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock, American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), European Depository Receipts ("EDRs"), rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. These securities may be listed on securities exchanges, traded in various over-the-counter ("OTC") markets, have no organized market, or be contractually or legally restricted as to transfer.

         COMMON STOCK. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits, if any, of the corporation, without preference over any other shareholder or class of shareholders, after making required payments to holders of such entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

         PREFERRED STOCK. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

         CONVERTIBLE SECURITIES. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to shares of common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

         Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stock. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital growth through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital growth, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital growth.

         FOREIGN SECURITIES. The Fund may invest without limitation in securities of issuers domiciled outside the United States or that are denominated in various foreign currencies and multinational foreign currency units. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

         Because evidence of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks that include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

         Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Fund have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

         Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. The Fund may engage in certain transactions to seek to hedge the currency-related risks of investing in non-U.S. dollar denominated securities. See "Other Investment Practices" and "Risk Factors and Special Considerations - Foreign Securities."

         DEPOSITORY RECEIPTS. The Fund may hold securities of foreign issuers in the form of ADRs, ADSs and EDRs or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

         ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

         WARRANTS OR RIGHTS. Warrants or rights may be acquired by the Fund in connection with other securities or separately, and provide the Fund with the right to purchase at a later date other securities of the issuer.

         LOWER GRADE SECURITIES. Under normal market conditions, the Fund may invest up to 20% of its total assets, in the aggregate, in non-convertible debt securities of Financial Services Companies that are not acquired as units together with equity securities and in debt securities of companies other than Financial Services Companies. Such debt securities may be rated below investment grade quality (lower than Baa by Moody's or lower than BBB by S&P or comparably rated by another rating agency) or may be unrated debt securities that INVESCO determines to be of comparable quality. Securities rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate. Securities rated BB by S&P are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, in the opinion of S&P they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Securities rated C by Moody's are regarded by Moody's as having extremely poor prospects of ever attaining any real investment standing. See "Risk Factors and Special Considerations - Lower Grade Securities."

         TEMPORARY OR DEFENSIVE POLICY. For temporary purposes, and when in INVESCO's judgment conditions in the securities markets generally or in the market for the securities of Financial Services Companies, would make achievement of the Fund's investment objective impracticable, the Fund may assume a defensive investment position. During these periods, the Fund may without limit invest in U.S. dollar-denominated, high grade money market instruments rated or, if unrated, in INVESCO's opinion comparable to instruments rated, in the top three rating categories utilized by at least one nationally recognized statistical rating organization and having maturities at the time of purchase of one year or less, including securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities ("U.S. Government Securities"), certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities, and repurchase agreements with respect to any of the foregoing. While the Fund is in a defensive position, the opportunity to achieve capital appreciation will be limited, and, to the extent that INVESCO's assessment of market conditions is incorrect, the Fund will be foregoing the opportunity to benefit from capital appreciation resulting from increases in the value of equity investments; however, the ability to maintain a defensive investment position provides the flexibility for the Fund to seek to avoid capital loss during market downturns. It is impossible to predict when, or for how long, any such investment position will be maintained.


                           OTHER INVESTMENT PRACTICES


         The  Fund  may  utilize  other   investment   practices  and  portfolio
management techniques as set forth below.

         LEVERAGE. At times, the Fund expects to utilize leverage through borrowings or issuance of debt securities or preferred shares. Currently, the Fund has not determined the timing or amount of any financial leverage that it would utilize. The Fund generally will not utilize leverage if it anticipates that the Fund's leveraged capital structure would result in a lower return to holders of the Shares than that obtainable if the Shares were unleveraged for any significant amount of time. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise may require untimely dispositions of Fund securities.

         Leverage creates risks for holders of the Shares, including the likelihood of greater volatility of net asset value and market price of the Shares, and the risk that fluctuations in interest rates on borrowings or in the dividend rates on any preferred shares may affect the return to the holders of the Shares. To the extent the capital appreciation, if any, or any income derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the capital appreciation, if any, or any income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. In the latter case, INVESCO in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. As discussed under "Management of the Fund," the fee paid to INVESCO will be calculated on the basis of the Fund's assets including proceeds from borrowings for leverage and the issuance of preferred shares.

         Capital raised through leverage will be subject to interest costs or dividend payments which may exceed any capital appreciation or income earned on the assets purchased with such capital. The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. The issuance of additional classes of preferred shares involves offering expenses and other costs and may limit the Fund's freedom to pay dividends on Shares or to engage in other activities. Borrowings and the issuance of a class of preferred shares having priority over the Fund's Shares create an opportunity for greater return per Share, but at the same time such leveraging is a speculative technique in that it will increase the Fund's exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with borrowed funds or preferred shares offering proceeds exceed the cost of borrowing or dividends on preferred securities, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

         Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies which may issue ratings for the corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede INVESCO from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

         Under the Investment Company Act, the Fund is not permitted to incur indebtedness unless immediately after such incurrence the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness (I.E., such indebtedness may not exceed 33-1/3% of the Fund's total assets, including the amount borrowed). Additionally, under the Investment Company Act, the Fund may not declare any dividend or other distribution upon any class of its capital shares, or purchase any such capital shares, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. Under the Investment Company Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the net asset value of the Fund's portfolio is at least 200% of the liquidation value of the outstanding preferred shares (I.E., such liquidation value may not exceed 50% of the Fund's total assets, including the amount attributable to the preferred shares). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Shares unless, at the time of such declaration, the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of such liquidation value. If preferred shares are issued, the Fund intends, to the extent possible, to purchase or redeem preferred shares from time to time to maintain coverage of any preferred shares of at least 200%. In addition, during any period when preferred shares are outstanding, the Investment Company Act would require that two of the Fund's Trustees be elected by the holders of the preferred shares, voting separately as a class, and that during any period in which the Fund were in arrears in an amount equal to two full years' dividends on such preferred shares, a majority of the Fund's Trustees be so elected.

         The Fund's willingness to borrow money and issue new securities for investment purposes, and the amount the Fund will borrow or issue, will depend on many factors, the most important of which are investment outlook, market conditions and costs of leverage. Successful use of a leveraging strategy depends on INVESCO's ability to predict correctly the costs of leverage and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

         The Fund has the authority to utilize financial leverage and expects that it may do so from time to time in the future. Currently, however, the Fund has not determined the timing or amount of financial leverage that it would utilize. Assuming the utilization of leverage by borrowings in the amount of approximately 25% of the Fund's total assets, and an annual interest rate of 6.00% payable on such leverage based on market rates as of the date of this Prospectus, the annual return that the Fund's portfolio must experience (net of expenses) in order to cover such interest payments would be 2.00%.

         The following table is designed to illustrate the effect on the return to a holder of the Fund's Shares of the leverage obtained, for example, by borrowings in the amount of approximately 25% of the Fund's total assets, assuming hypothetical annual returns of the Fund's portfolio of minus 10% to plus 10%. As the table shows, the leverage generally increases the return to Shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.


Assumed Portfolio Return (net of expenses)   (10)%     (5)     0 %    5%     10%

Corresponding Share Return                   (15)%     (9)%   (2)%    5%     11%

         Until the Fund borrows or issues preferred shares, the Fund's Shares will not be leveraged, and the risks and special considerations related to leverage described in this Prospectus will not apply. Such leveraging of the Shares cannot be fully achieved until the proceeds resulting from the use of leverage have been invested in longer-term instruments in accordance with the Fund's investment objective and policies.

         SHORT SALES. In furtherance of its objective of capital appreciation, the Fund may effect short sales of any securities that it has authority to purchase. Short sales are transactions in which the Fund sells a security it may not own in anticipation of an expected decline in the price of that security. In such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the borrowed security and may realize a gain if it purchases the security for replacement at a lower price. However, the price at which the Fund purchases the security may be more or less than the price at which the security was sold. The Fund will incur a loss as a result of a short sale if the cost of purchasing the borrowed security, and transaction and carrying costs associated with the short sale, are more than the amount realized from the short sale. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The fund may also sell short securities it owns to seek to hedge against potential price declines in such securities.

         If the Fund borrows a security in order to enter into a short sale, the proceeds of the short sale will be retained by a broker, as security for the borrowing to the extent necessary to meet margin requirements, until the short position is closed out. The Fund is also required to pay to the lender of the security the amount of any dividends or interest paid on the borrowed security. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or dividends or interest paid on the borrowed security that the Fund may be required to pay in connection with the short sale.

         A short sale "against the box" is a transaction in which the Fund enters into a short sale of a security that the Fund owns or has the right to acquire at no additional cost. The proceeds of the short sale are held by a broker until the Fund delivers the security to close the short position, at which time the Fund will receive the net proceeds from the sale. The Fund generally will be required to recognize any gain, but may not recognize any loss, with respect to the security sold short at the time it enters into the short sale "against the box" even though the Fund will not receive the net proceeds form the sale until it delivers the security to close the short position. See "Taxation."

         When the Fund engages in short sales other than "against the box," the Fund will "cover" its position in one of two ways. The Fund may cover by holding a call option on the security sold short having a strike price no higher than the price at which the security was sold. Alternatively, the Fund may maintain in an account with its custodian a segregated amount of cash or U.S. Government Securities equal to the excess of (1) the market value of the securities sold short at the time they were sold short, over (2) any cash or U.S. Government Securities required by the broker to be deposited as collateral in connection with the short sale (not including the proceeds from the short sale). Until the borrowed security is replaced, the Fund will maintain this account at a level so that the amount deposited in the account, plus the collateral deposited with the broker, will equal the current market value of the securities sold short, but not less than the market value of the securities at the time they were sold short.

         LOANS OF PORTFOLIO SECURITIES. In an attempt to make productive use of its assets, the Fund may lend its portfolio securities, subject to the limitation that the Fund will not lend a security if, as a result of such loan, all securities then subject to loans would exceed 33-1/3% of the Fund's total assets. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government Securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When the Fund lends a security, it continues to be entitled to receive any dividends or interest on the loaned security and also receives one or more of:
(i) a negotiated loan fee; (ii) interest on securities used as collateral for the loan; or (iii) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower of the security. The Fund may also pay reasonable finder's, custodian and administrative fees. The terms of the Fund's loans of securities must meet certain tests under the Internal Revenue Code of 1986, as amended ("Code"), and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter. The Fund will make such loans only to banks and dealers deemed to be creditworthy pursuant to guidelines adopted by the Board of Trustees. If the borrower fails to return the loaned security, the Fund's risks include: (1) any costs in disposing of the collateral; (2) loss from a decline in value of the collateral to an amount less than 100% of the securities loaned;
(3) being unable to exercise its voting or consent rights with respect to the security; (4) any loss arising from the Fund being unable to settle a sale of such securities in a timely manner; and (5) the inability of the Fund to reacquire the loaned securities.

         ILLIQUID SECURITIES. When purchasing securities that have not been registered under the Securities Act of 1933, as amended, and are not readily marketable, the Fund may endeavor, to the extent practicable, to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the securities will be subject to market fluctuations. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A under the Securities Act of 1933, as amended, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Fund's Board of Trustees. Because it is not possible to predict with assurance how the market for specific restricted securities sold pursuant to Rule 144A will develop, the Fund's Board has directed INVESCO to monitor carefully the Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

         With respect to liquidity determinations generally, the Fund's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities, are liquid or illiquid. The Board has delegated the function of making determinations of liquidity to INVESCO, in accordance with procedures approved by the Board. INVESCO takes into account a number of factors in making liquidity determinations, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how offers are solicited and the mechanics of transfer.) INVESCO monitors the liquidity of securities held by the Fund and periodically reports such determinations to the Fund's Board of
Trustees. If the Fund's percentage limitation on illiquid securities is satisfied at the time of an investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of the restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above 25%, INVESCO will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitation as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.

         DERIVATIVES. The Fund may invest in, or use, derivatives ("Derivatives"). These are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. The Derivatives the Fund may use include options, futures contracts, forward currency contracts and swaps. The Fund may invest in, or enter into, Derivatives for a variety of reasons, including to seek to hedge certain market risks, including currency risk, provide a substitute for purchasing or selling particular securities, or increase potential income or gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

         Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by purchasing or selling specific securities.

         Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on the Fund's performance.

         If the Fund invests in Derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its Derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

         Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, INVESCO will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

         FUTURES AND OPTIONS ON FUTURES TRANSACTIONS - IN GENERAL. The Fund may enter into futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange or on exchanges located outside the United States, such as the London International Financial Futures Exchange and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those that are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission ("CFTC").

         Engaging in these transactions involves risk of loss to the Fund that could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts and options thereon only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract or option prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract or option prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures or option positions and potentially subjecting the Fund to substantial losses. Successful use of futures and options on futures by the Fund also is subject to the ability of INVESCO to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract or option thereon. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

         Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash or other liquid assets in connection with its futures and options on futures transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

         To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the exercise ("strike") price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

         FORWARD CURRENCY CONTRACTS. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered into. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         The Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. The Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency. The Fund may also use forward currency contracts to shift the Fund's exposure to foreign currency exchange rate changes from one currency to another. For example, if the Fund owns securities denominated in a foreign currency and INVESCO believes that currency will decline relative to another currency, it might enter into a forward currency contract to sell the appropriate amount of the first foreign currency with payment to be made in the second currency. The Fund may also purchase forward currency contracts to enhance income when INVESCO anticipates that the foreign currency will appreciate in value but securities denominated in that currency do not present attractive investment opportunities.
         The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge into U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         The Fund may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if INVESCO anticipates that there will be a correlation between the two currencies.

         The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

         Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         OPTIONS - IN GENERAL. The Fund may purchase and write (i.e., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

         A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other liquid assets. A put option written by the Fund is covered when, among other things, cash or liquid assets having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

         There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

         SPECIFIC OPTIONS TRANSACTIONS. The Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

         The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or indices listed on national securities exchanges or traded in the over-the-counter market. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

         The Fund also may purchase cash-settled options on swaps in pursuit of its investment objective. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

         Successful use by the Fund of options will be subject to the ability of INVESCO to predict correctly movements in the prices of individual securities, the securities markets generally, foreign currencies, or interest rates. To the extent such predictions are incorrect, the Fund may incur losses.

         FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other Derivatives that are not presently contemplated for use by the Fund or that are not currently available but that may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

         FORWARD COMMITMENTS; WHEN-ISSUED SECURITIES. The Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will set aside in a segregated account of the Fund permissible liquid assets at least equal at all times to the amount of the commitments.

         Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.


                     RISK FACTORS AND SPECIAL CONSIDERATIONS


         Investors are advised to consider carefully the special risks involved in investing in the Fund.

GENERAL

         The Fund is a newly organized, non-diversified, closed-end management investment company and has no operating history. Accordingly, the Shares are designed primarily for long-term investors and should not be considered a vehicle for trading purposes. The net asset value of the Fund's Shares will fluctuate with interest rate changes as well as with price changes of the Fund's portfolio securities and these fluctuations are likely to be greater in the case of a fund having a leveraged capital structure, as contemplated for the Fund. Because the Fund's investments are concentrated in the financial services industry, an investment in the Fund is subject to greater risk than an investment in a fund that does not so concentrate its portfolio. The performance of the Fund will be particularly sensitive to regulatory, economic and competitive developments affecting Financial Services Companies.

FINANCIAL SERVICES INDUSTRY

         The financial services industry in a given country may be subject to greater governmental regulation than many other industries, and changes in governmental policies and the need for regulatory approval may have a material effect on the services offered by companies in the financial services industry. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.

         Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance based upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulties of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those in Japan and certain Asian countries, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic conditions.

         The financial services industry in the United States currently is changing relatively rapidly as historical distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, investment management services and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment management firms, like banks, are subject to government regulation and risk due to securities trading and underwriting activities.

         Under current regulations of the Securities and Exchange Commission, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its gross revenues from securities brokerage, underwriting or investment management activities. In addition, the Fund generally may not acquire more than 5% of the outstanding equity securities, or more than 10% of the outstanding principal amount of debt securities of any such company. This may limit the Fund's ability to invest in certain Financial Services Companies.

         In addition to the risks of the Fund's investments in Financial Services Companies generally, investments in certain types of Financial Services Companies are subject to additional risks associated with the Financial Services Sector.

         Banks may invest and operate in an especially highly regulated environment and are subject to extensive supervision by numerous federal and state regulatory agencies including, but not limited to, the Federal Reserve Board, the Federal Deposit Insurance Corporation and state banking authorities. Such regulation is intended primarily for the protection of bank depositors and customers rather than for the benefit of investors. Changes in regulations and governmental policies and accounting principles could adversely affect the business and operations of banks in which the Fund invests.

         Savings institutions frequently have a large proportion of their assets in the form of loans and securities secured by residential real estate. As a result, the financial condition and results of operations of such savings and loan associations would likely be affected by the conditions in the residential real estate markets in the areas in which these savings institutions do business.

         Investment management companies in which the Fund may invest operate in a highly competitive environment with investors generally favoring investment advisers with a sustained successful performance record. The performance of investment management companies may be affected by factors over which such companies have little or no control, including general economic conditions, other factors influencing the capital markets, the net sales of mutual fund shares generally, and interest rate fluctuations.

         Finance companies can be highly dependent upon access to capital markets and any impediments to such access, such as general economic conditions or a negative perception in the capital markets of a finance company's financial condition or prospectus could adversely affect its business. Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

         The performance of the Fund's investments in insurance companies will be subject to risk from several additional factors. The earnings of insurance companies will be affected by, in addition to general economic conditions, pricing (including severe pricing competition from time to time), claims activity, and marketing competition. Particular insurance lines will also be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.

FOREIGN SECURITIES

         POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, or on the convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in such country.

         FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit, or impose substantial restrictions on, investment in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interest. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

         NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Fund will not be registered with the Securities and Exchange Commission or regulators in any foreign country, nor will the issuers thereof be subject to the reporting requirements of the Securities and Exchange Commission. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, INVESCO will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than public information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of material information.

         CURRENCY FLUCTUATIONS. Because the Fund, in normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between the time the income is received and the time of the Fund's distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

         The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in other countries and the United States, and other economic and financial circumstances affecting the world economy.

         Although the Fund values its assets weekly in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a weekly basis. The Fund will do so, however, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lower rate of exchange should the Fund desire to sell that currency to the dealer.

         ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than U.S. markets and brokers, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. Foreign securities transactions may also be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could either result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. INVESCO will consider such difficulties when determining the allocation of the Fund's assets, although INVESCO does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.

         The Fund may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing, maintaining appropriate safeguards for the Fund's investments, and possible difficulties in obtaining and enforcing judgments against such custodians.

         WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

         GEOGRAPHIC CONCENTRATION. To the extent the Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, the Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

         SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars, the lack of hedging instruments, and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in such country.

         Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of temporary or permanent termination of trading.

         Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets, there may be share registration and delivery delays or failures.

         Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

LEVERAGE

         The use of leverage by the Fund creates an opportunity for increased capital appreciation for the Shares, but, at the same time, creates special risks. The Fund has the right to use financial leverage and expects it may do so from time to time in the future. Currently, however, the Fund has not determined the timing or amount of financial leverage that it would utilize. The Fund would utilize leverage to provide the holders of Shares with a potentially higher return. Leverage creates risks for holders of Shares including the likelihood of greater volatility of net asset value and market price of the Shares and the risk that fluctuations in interest rates on borrowings or in the dividend rates on any preferred shares may affect the return to the holders of Shares. To the extent the capital appreciation, if any, or any income derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the capital appreciation, if any, or any income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. In the latter case, INVESCO in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate in the circumstances. During periods in which the Fund is utilizing financial leverage, the management and administrative fee, which is payable to INVESCO as a percentage of the Fund's Managed Assets (as defined under "Management of the Fund"), will be higher than if the Fund did not utilize a leveraged capital structure. Certain types of borrowings by the Fund may result in the Fund's being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for any debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede INVESCO in managing the Fund's portfolio in accordance with the Fund's investment objective and policies. As discussed under "Management of the Fund," the fee paid to INVESCO will be calculated on the basis of the Fund's assets including proceeds from borrowings for leverage and the issuance of preferred shares.

LOWER GRADE SECURITIES

         Lower grade securities are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Lower grade securities are commonly referred to as "junk bonds." Issuers of lower grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower grade securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the market for lower grade securities. The risk of loss due to default by the issuer is significantly greater for the holders of lower grade securities because such securities may be unsecured and may be subordinate to other creditors of the issuer. The lower grade securities in which the Fund may invest do not include instruments which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.

DERIVATIVE TRANSACTIONS

         Transactions in Derivatives involve certain risks, which include: (1) dependence on INVESCO's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the financial services industry and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at a particular time; (5) the possible loss of principal under certain conditions; (6) the potential lack of appropriate hedging instruments for a particular risk; and (7) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

ILLIQUID SECURITIES

         The Fund may invest up to 25% of its net assets in securities for which no readily available market exists or that are otherwise considered illiquid. The Fund may not be able readily to dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments if necessary to raise cash to meet its obligations.

NON-DIVERSIFIED STATUS

         The Fund is classified as a "non-diversified" investment company under the Investment Company Act, which means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a "diversified" investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than an investment company that is "diversified" because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the net asset value of the Shares.


MARKET PRICE, DISCOUNT AND NET ASSET VALUE OF SHARES

         Shares of closed-end management investment companies in the past frequently have traded at a discount to their net asset values. The risk of loss associated with this characteristic of closed-end management investment companies may be greater for investors purchasing Shares in the initial public offering and expecting to sell the Shares soon after the completion thereof. The Board of Trustees believes, however, that the closed-end fund structure is desirable, given the investment objective of the Fund. Although the Board of Trustees may consider various approaches to narrowing any discount, investors should assume that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end structure. See "Description of Shares."

         Whether investors will realize gains or losses upon the sale of Shares will not depend directly upon the Fund's net asset value, but will depend upon the market price of the Shares at the time of sale. Since the market price of the Shares will be determined by such factors as relative demand for and supply of the Shares in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Shares will trade at, below or above net asset value or at, below or above the initial offering price. The Shares are designed primarily for long-term investors, and investors in the Shares should not view the Fund as a vehicle for trading purposes.

ANTI-TAKEOVER PROVISIONS

         The Fund's Declaration of Trust contains provisions limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transaction and (iii) the ability of the Fund's Trustees or Shareholders to amend the Declaration of Trust. These provisions of the Declaration of Trust may be regarded as "anti-takeover" provisions. These provisions could have the effect of depriving the Shareholders of opportunities to sell their Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction.

YEAR 2000 RISKS

         Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by INVESCO and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." INVESCO is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.


                             INVESTMENT RESTRICTIONS


         The Fund has adopted investment restrictions numbered 2 through 6 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act) of the Fund's outstanding voting shares. Unless expressly designated as fundamental, any policy of the Fund may be changed by the Board of Trustees without shareholder approval.

         The Fund may not:

                1. Change the Fund's classification from a non-diversified company to diversified under the Investment Company Act.

                2. Invest in commodities or commodity contracts, except that the Fund may purchase and sell futures contracts and options thereon.

                3. Issue senior securities or borrow money except as permitted by the Investment Company Act.

                4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

                5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

                6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

                7. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

                8. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, options on futures contracts, swaps, caps, collars and floors.

                9. Purchase securities of other investment companies, except to the extent permitted under the Investment Company Act.


                             MANAGEMENT OF THE FUND


INVESTMENT MANAGER

         INVESCO Funds Group, Inc., a Delaware corporation ("INVESCO"), is employed as the Fund's investment adviser. INVESCO also serves as an investment adviser to INVESCO Strategic Portfolios, Inc., INVESCO Global Health Sciences, INVESCO Capital Appreciation Funds, Inc., INVESCO Diversified Funds, Inc.,
INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc. INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust and INVESCO Variable Investment Funds, Inc.

         INVESCO is an indirect wholly owned subsidiary of AMVESCAP, a publicly traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP maintains offices around the world -- including the U.S., London, Eastern Europe, Latin America, Hong Kong and Tokyo. Operating under the A I M and INVESCO brand names, the company offers a broad array of products and services to institutions and individuals through all major distribution channels in over 30 countries. Recent mergers with major firms such as A I M Management Group Inc., and GT Global (formerly the asset management division of Liechtenstein Global Trust) have positioned AMVESCAP as one of the world's largest independent fund management companies, adding to its already significant presence in Europe, Asia and North America. As of June 30, 1998, AMVESCAP and its affiliates had approximately $[208] billion in assets under management. As of June 30, 1998, INVESCO managed 14 open-end mutual funds, consisting of 49 portfolios, on behalf of over 878,000 shareholders. AMVESCAP's other North American subsidiaries include the following:

         -- INVESCO Capital Management, Inc. of Atlanta, Georgia manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations, state and local governments and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer.

         -- INVESCO Distributors, Inc. of Denver, Colorado is a registered broker-dealer that acts as distributor of all retail open-end mutual funds advised by INVESCO.

         -- INVESCO Management & Research, Inc. of Boston, Massachusetts primarily manages pension and endowment accounts.

         -- PRIMCO Capital Management, Inc. of Louisville, Kentucky specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

         -- INVESCO Realty Advisors, Inc. of Dallas, Texas is responsible for providing advisory services in the U.S. real estate markets for pension plans and public pension funds, as well as endowment and foundation accounts.

         -- Institutional Trust Company of Denver, Colorado ("Institutional Trust") provides retirement account custodian and/or trust services for individual retirement accounts and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. Institutional Trust acts as trustee or custodian to these plans. Institutional Trust accepts contributions and provides, through INVESCO, complete transfer agency functions (correspondence, subaccounting, telephone communications and processing of distributions).

         -- A I M Advisors, Inc. of Houston, Texas provides investment advisory and administrative services for retail and institutional mutual funds.

         -- A I M Capital Management, Inc. of Houston, Texas provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

         -- A I M Distributors, Inc. and Fund Management Company of Houston, Texas are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

         The corporate headquarters of AMVESCAP are located at 11 Devonshire Square, London, EC2M4YR, England.

         INVESCO permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a policy governing personal investing by directors, officers and employees of INVESCO and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to pre-clear all transactions in securities that are not exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to affect adversely any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Fund.

         In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of INVESCO and its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of the policy are administered by and subject to exceptions authorized by INVESCO.

         MANAGEMENT AND ADMINISTRATION AGREEMENT. INVESCO provides investment management and administrative services pursuant to the Management and Administration Agreement (the "Agreement") dated August __, 1998 with the Fund. As compensation for INVESCO's services to the Fund, the Fund has agreed to pay INVESCO a monthly investment management and administration fee at the annual rate of 1.50% of the total assets of the Fund minus the sum of accrued liabilities (other than aggregate indebtedness constituting financial leverage) ("Managed Assets"). This fee is higher than that charged by most registered investment advisers. The initial term of the Agreement is for two years, and thereafter the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the Investment Company Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the Investment Company Act) of the Fund or INVESCO, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on August __, 1998. The Agreement was approved by the Fund's initial shareholder on August __, 1998. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's Shares. The Agreement will terminate automatically in the event of its assignment (as defined in the Investment Company Act).

         INVESCO manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Fund's Board. INVESCO is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. INVESCO or its affiliates also maintain a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund as well as for other funds advised by INVESCO and its affiliates.

         INVESCO maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. INVESCO also may make such advertising and promotional
expenditures,   using  its  own  resources,  as  it  from  time  to  time  deems appropriate.

         Jeffrey G. Morris is a Co-Portfolio Manager of the Fund. He is also a vice president of INVESCO Funds Group, Inc. Mr. Morris co-manages INVESCO Strategic Health Sciences Portfolio. Mr. Morris joined INVESCO Trust Company in 1992 and served as a research analyst from 1994 to 1995. Mr. Morris received a M.S. in Finance from the University of Colorado-Denver and a B.S. in Business Administration from Colorado State University. Mr. Morris is also a certified financial analyst.

         Daniel B. Leonard is Co-Portfolio Manager of the Fund. Mr. Leonard supervises the portfolios that comprise INVESCO Strategic Portfolios, Inc., including the Financial Services Portfolio, and has acted in that capacity since March 1997. He is also a senior vice president of INVESCO Funds Group, Inc. Mr. Leonard also manages INVESCO Strategic Gold Portfolio and co-manages INVESCO Strategic Technology Portfolio and INVESCO VIF-Technology Fund. Mr. Leonard was previously a portfolio manager (1977-1983; 1985-1991) and senior vice president (1975-1983; 1985-1991) of INVESCO Funds Group, Inc. and a vice president (1977-1983) of INVESCO Trust Company. Mr. Leonard received a B.A. from Washington & Lee University.

         Expenses. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by INVESCO. The expenses borne by the Fund include: organizational costs, taxes, interest, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees, holders of 5% or more of the outstanding voting securities of INVESCO or any of its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses, statements of additional information and proxy statements, costs of Shareholders' reports and meetings, and any extraordinary expenses.

                        TRUSTEES AND OFFICERS OF THE FUND


         The Fund has a Board composed of five Trustees which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services. The Trustees and officers and their positions with the Fund and their present and principal occupations during the past five years are listed below. Each Trustee who is an "interested person" of the Fund (as defined in the Investment Company Act) is indicated by an asterisk (*). Each Trustee who is not an "interested person" serves on the Audit Committee and the Nominating Committee of the Board.

         All of the officers and trustees of the Fund hold comparable positions with INVESCO Strategic Portfolios, Inc., INVESCO Global Health Sciences Fund, INVESCO Capital Appreciation Funds, Inc., INVESCO Diversified Funds, Inc., INVESCO Emerging Opportunities Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund Inc., INVESCO International Funds, Inc. INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Variable Investment Funds, Inc. (Collectively, with INVESCO Value Trust, referred to as "INVESCO Funds"). All of the trustees of the Fund, also serve as trustees of INVESCO Value Trust.

         CHARLES W. BRADY, * Chairman of the Board. Chairman of INVESCO Funds and INVESCO Treasurer's Series Trust. Chief Executive Officer and Director of AMVESCAP, London, England, and of various subsidiaries thereof. Born: May
11, 1935.

         MARK H. WILLIAMSON, * Vice Chairman of the Board and President of the Fund. President and CEO of INVESCO Funds Group, Inc. since March, 1998. Formerly, Chairman and CEO of NationsBanc Advisors, Inc. 1995 to 1997 and Chairman of NationsBanc Investments, Inc. 1997-1998. Born: May 24, 1951.

         FRED A. DEERING, Trustee. Vice Chairman of INVESCO Funds and INVESCO Treasurer's Series Trust. Formerly, Chairman of the Executive Committee and Chairman of the board of Security Life of Denver Insurance Company, Denver, Colorado; Director of ING America Life Insurance Company. Address: Security Life Center, 1290 Broadway, Denver, Colorado. Born: January 12, 1928.

         JOHN W. MCINTYRE, Trustee. Retired. Formerly, Vice Chairman of the board of Directors of the Citizens and Southern Georgia Corporation and Chairman of the Board and Chief Executive Officer of the Citizens and Southern Georgia Corporation and Citizens and Southern National Bank. Trustee of INVESCO
Treasurer's Series Trust. Trustee of Gables Residential Trust. Address: 7 Piedmont Center, Suite 100, Atlanta, Georgia. Born: September 14, 1930.

         LARRY SOLL, Ph.D., Trustee. Retired. Formerly, Chairman of the Board (1987 to 1994), Chief Executive Officer (1982 to 1989 and 1993 to 1994) and President (1982 to 1989) of Synergen Corp., Director of Synergen Corp. since its incorporation in 1982. Director of ISIS Pharmaceuticals, Inc. Trustee of INVESCO Treasurer's Series Trust. Address: 345 Poorman Road, Boulder, Colorado. Born:
April 26, 1942.

         JEFFREY G. MORRIS, * Vice President and Co-Portfolio Manager. Vice President of INVESCO Funds Group, Inc. Mr. Morris joined INVESCO Trust Company in 1992 and served as a research analyst from 1994 to 1995. Mr. Morris received a M.S. in Finance from the University of Colorado-Denver and a B.S. in Business Administration from Colorado State University. Born: November 17, 1967.

         GLEN A. PAYNE, Secretary. Senior Vice President (since 1995), General Counsel and Secretary of INVESCO Funds Group, Inc., and INVESCO Distributors, Inc. (since 1997); Vice President (May 1989 to April 1995), Secretary and General Counsel of INVESCO Funds Group, Inc.; formerly, employee of a U.S. regulatory agency, Washington, D.C. (June 1973 through May 1989). Born:
September 25, 1947

         RONALD L. GROOMS, Treasurer. Senior Vice President and Treasurer of INVESCO Funds Group, Inc. (since 1988). Senior Vice President and Treasurer of INVESCO Distributors, Inc. (since 1997). Born: October 1, 1946.

Unless otherwise indicated, the address of each trustee and officer of the Fund is Post Office Box 173706, Denver, Colorado 80217-3706.

         All shares prior to the offering were held by INVESCO.

         No officer or employee of the Fund receives any compensation from the Fund for serving as an officer or Trustee of the Fund. In addition, no officer or employee of INVESCO (or of any parent, subsidiary or affiliate thereof) receives compensation for serving as an officer or Trustee of the Fund. The Fund pays each non-interested Trustee $______ per annum (and an additional $_____ for the Chairman of the Board of Trustees of the Fund). In addition, the Fund pays each Trustee $_____ per Board meeting attended and reimburses each Trustee for travel and out-of-pocket expenses.

                             Estimated Aggregate    Total Compensation from the
                                Compensation          Fund and Fund Complex
Name of Board Member             from Fund            Paid to Board Member*
--------------------         -------------------    ---------------------------

Fred A. Deering                                                $113,500

John W. McIntyre                                                 104,000

Larry Soll, Ph.D.                                                 78,000

Total                                                            292,350

% of Net Assets                                                    0.0017%

* Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1997.


                      BROKERAGE AND PORTFOLIO TRANSACTIONS


         INVESCO places orders for the purchase and sale of securities with brokers and dealers based upon its evaluation of their financial responsibility subject to their ability to effect transactions at the best available prices. INVESCO evaluates the overall reasonableness of brokerage commissions paid by reviewing the quality of executions obtained on the Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. In seeking to ensure that the commissions charged the Fund are consistent with prevailing and reasonable commissions, INVESCO also endeavors to monitor brokerage industry practices with regard to the commissions charged by broker/dealers on transactions effected for other comparable institutional investors. While INVESCO seeks reasonably competitive rates, the Fund does not necessarily pay the lowest commissions available.

         Consistent with the standard of seeking to obtain the best execution on portfolio transactions, INVESCO may select brokers that provide research services to effect such transactions. Research services consist of statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which the Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with the Fund. In recognition of the above-described brokerage and research services provided by certain brokers, INVESCO, consistent with the standard of seeking to obtain the best execution on portfolio transactions, may place orders with such brokers for the execution of Fund transactions on which the commissions are in excess of those which other brokers might have charged for effecting the same transactions.

         One or more of the other accounts which INVESCO manages may own, from time to time, the same investments as the Fund. Investment decisions for the Fund are made independently from those of such other accounts; however, from time to time, the same investment decision may be made for more than one company or account, including the Fund. When two or more companies or accounts, including the Fund, seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis by the INVESCO in its discretion in accordance with the accounts' various investment objectives and other factors. In some cases, this system may adversely affect the price or size of the position obtainable for the Fund. In other cases, however, the ability of the Fund to participate in volume transactions may produce better execution for the Fund. It is the opinion of the Board that this advantage, when combined with the other benefits available due to INVESCO's organization, outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

         Transactions in foreign securities markets often involve the payment of fixed brokerage commissions, which are usually higher than commission rates available in the United States. In such transactions, the Fund will seek to obtain prompt execution of orders at the most favorable net price consistent with the description above relating to best execution.

PORTFOLIO TURNOVER

         Portfolio turnover may vary from year to year as well as within a year. It is anticipated that in any fiscal year the turnover rate may exceed 100% for the Fund. In periods in which extraordinary market conditions prevail, INVESCO will not be deterred from changing the Fund's investment strategy as rapidly as INVESCO determines to be necessary, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by INVESCO based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. A turnover rate of 100% is equivalent to the Fund buying and selling all of the securities in its portfolio once in the course of a year. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses, and the short-term gains realized from these transactions are taxable to Shareholders as ordinary income when distributed to them.


                        DETERMINATION OF NET ASSET VALUE


         The Fund intends to calculate the net asset value of its Shares daily and to make that information available for publication. Currently, THE WALL

STREET JOURNAL and BARRON'S publish net asset values for closed-end investment companies each week. Net asset value per Share will be determined daily on each day the New York Stock Exchange is open, as of the close of trading on the New York Stock Exchange that day, and is calculated by dividing the aggregate value of all securities held by the Fund and its other assets (including dividends and interest accrued but not collected) less the Fund's liabilities (including accrued expenses attributable to financial leverage) by the number of outstanding Shares. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars last quoted by a major bank selected by the Fund's custodian. Securities traded on securities exchanges are valued at their last sale prices as of 4:00 p.m. New York time on the exchanges where such securities are primarily traded. Securities traded in the over-the-counter market and listed securities for which no sales are reported on a particular day are valued at their bid prices (or for debt securities yield equivalents thereof) obtained from one or more dealers making markets for such securities. If market quotations are not readily available, a security will be valued at fair value as determined in good faith by, or under the supervision of, the Board. The Board will review the method of valuation on a current basis. In making their good faith valuation of a security, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

         The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Debt securities will be valued in accordance with the procedures above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. Prior to utilizing a pricing service, the Board will review the methods used by such service to assure itself that securities will be valued at their fair values. The Board also will periodically monitor the methods used by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board to represent fair value. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such commodities exchanges.

         Trading in foreign securities generally is completed, and thus, the values of such securities are determined, prior to the close of the New York Stock Exchange. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. On occasion, the values of such securities and such exchange rates may be affected by events occurring between the time as of which determinations of such values or such exchange rates are made and the close of the New York Stock Exchange. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board.

                        DIVIDENDS AND OTHER DISTRIBUTIONS


         It is the Fund's present policy, which may be changed by the Board of Trustees, to distribute to its Shareholders at least annually, substantially all of its net investment income and net realized long-term capital gains, if any. Net investment income includes dividends, interest and net short-term capital gains earned or realized by the Fund on its portfolio holdings, net of its expenses. The Fund also will distribute to its Shareholders at least annually, all net realized gains from foreign currency transactions, if any. The Fund may make additional distributions if necessary to avoid a 4% federal excise tax on certain undistributed income and capital gain. See "Taxes."

         Under the Investment Company Act, the Fund is not permitted to incur indebtedness unless after such incurrence the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness. Additionally, under the Investment Company Act, the Fund may not declare any dividend or other distribution upon any class of its capital shares, or purchase any such capital shares, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or other distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, other distribution, or purchase price, as the case may be. While any preferred shares are outstanding, the Fund may not declare any cash dividend or other distribution on the Shares, unless at the time of such declaration, (1) all accumulated preferred share dividends have been paid and
(2) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the outstanding preferred shares (expected to be equal to the original purchase price per share plus any accumulated and unpaid dividends thereon). In addition to the limitations imposed by the Investment Company Act as described in this paragraph, certain lenders may impose additional restrictions on the payment of dividends or other distributions on the Shares in the event of a default on the Fund's borrowings. Any limitation on the Fund's ability to make distributions on the Shares could in certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company. See "Other Investment Practices-Leverage" and "Taxes."

         See "Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends and other distributions to holders of Shares may be automatically reinvested in Shares. Dividends and other distributions will be taxable to Shareholders whether they are reinvested in Shares or received in cash.


                                      TAXES


         The Fund intends to elect to be, and to qualify to be treated as, a regulated investment company ("RIC") under the Code. For each taxable year that the Fund so qualifies, the Fund (but not its Shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its Shareholders.

         In order to qualify for treatment as a RIC under the Code, the Fund must make an election to be so treated and must distribute to its Shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities of any one issuer (other than U.S. government securities or the securities of other RICs). If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed as an ordinary corporation on its taxable income for that year (even if that income was distributed to its Shareholders) and all distributions out of its earnings and profits would be taxable to its Shareholders as dividends (i.e., ordinary income).

         A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations. However, dividends received by a corporate Shareholder and deducted by it pursuant to the dividend-received deduction are subject indirectly to the federal alternative minimum tax. The Fund will notify Shareholders of the amount of any dividends that may be taken into account for purposes of the dividend-received deduction not later than 60 days after the close of its taxable year.

         The Fund will be subject to a non-deductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31st of that year, plus certain other amounts. For these purposes, any such income retained by the Fund, and on which it pays federal income tax, will be treated as having been distributed.

         The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder - that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive income or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC Income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its Shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that such income is distributed to its Shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain - which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if those earnings and gain were not distributed to the Fund. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements for making the election.

         As an alternative to the election to treat a PFIC as a qualified electing fund, the Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis in that stock as of the end of that year. Pursuant to the election, the Fund may also deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value of that stock as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election. The use of certain Derivatives, such as selling (writing) and purchasing options and futures and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. These rules also may require the Fund to "mark to market" (that is, treat as sold for their fair market value) at the end of each taxable year certain positions in its portfolio, which may cause the Fund to recognize income or gain without receiving cash with which to make distributions necessary to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax.

         Gains from the disposition of foreign currencies, and gains from options, futures and forward currency contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement. Under section 988 of the Code, foreign currency gains or losses from certain forward contracts not traded in the interbank market, as well as certain other gains or losses attributable to currency exchange rate fluctuations, are typically treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) the Fund's income available for distribution.

         Income received by the Fund from investments in foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Tax conventions between certain countries and the United States may reduce or eliminate those taxes. Shareholders may be entitled to claim United States foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. If more than 50% of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service to pass through to Shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election,
Shareholders will, in general, be required to (i) include in gross income (in addition to taxable dividends actually received) their respective pro rata shares of foreign taxes paid by the Fund and (ii) treat their respective pro rata shares of such foreign taxes as having been paid by them. Shareholders will be entitled, subject to certain limitations, to either deduct their respective pro rata portions of such foreign taxes in computing their taxable incomes or use them as foreign tax credits against their United Stated federal income taxes. No deduction for foreign taxes may be claimed by a Shareholder who does not itemize deductions. A tax-exempt Shareholder will not ordinarily benefit from this election by the Fund. Each Shareholder will be notified annually whether the foreign taxes paid by the Fund will "pass through" for that year and, if so, such notification will designate (i) the Shareholder's portion of the foreign taxes paid to each country and (ii) the portion of dividends that represent income derived from sources within each country. The amount of foreign taxes for which a Shareholder may claim a credit in any year will be subject to an overall limitation such that the credit may not exceed the Shareholder's United Stated federal income tax attributable to the Shareholder's foreign source taxable income. This limitation generally applies separately to certain specific categories of foreign source income including "passive income," which includes, among other types of income, dividends and interest. If the Fund is not eligible or does not elect to pass through to Shareholders the foreign taxes paid by the Fund, the Fund will be entitled to claim a deduction for such foreign taxes. However, any such taxes will reduce the income available for distribution to the Shareholders.

         If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract, or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward currency contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

         Dividends from the Fund's investment company taxable income (whether received in cash or reinvested in additional Shares) generally are taxable to its Shareholders as ordinary income to the extent of its earnings and profits. Distributions of the Fund's net capital gain (whether received in cash or reinvested in additional Shares), when designated as such, are taxable to its Shareholders as long-term capital gain, regardless of how long they have held their Shares. See below for a summary of the tax rates applicable to capital gain distributions. A participant in the Automatic Dividend Reinvestment Plan will be treated as having received a distribution in the amount of the cash used to purchase Shares on his or her behalf, including a pro rata portion of the brokerage fees incurred by the Transfer Agent. Distributions by the Fund to its Shareholders in any year that exceed the Fund's earnings and profits generally may be applied by each Shareholder against his or her basis for the Shares and will be taxable at capital gains rates (assuming the Shares are held as a capital asset) to any Shareholder only to the extent the distributions to the Shareholder exceed the Shareholder's basis for his or her Shares. Shareholders who are not liable for tax on their income and whose Shares are not debt-financed generally are not required to pay tax on dividends or other distributions they receive from the Fund.

         The Fund may retain for investment its net capital gain. However, if the Fund does so, it will be subject to a tax of 35% on the amount retained. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its Shareholders, who (i) will be required to include in income for tax purposes, as long-term capital gain, their proportionate shares of such undistributed amount, (ii) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds those liabilities, and (iii) will increase the tax basis of their Fund Shares by an amount equal to the difference between (x) the respective amounts included in income as long-term capital gain and (y) their respective proportionate shares of the tax paid by the Fund.

         The Internal Revenue Service has taken the position in a revenue ruling that if a RIC has two classes of shares, it may designate distributions made to each class in any year as consisting of no more than such class's proportionate share of particular types of income based on the total distributions paid to each class for such year, including distributions out of net capital gain. Consequently, if both Shares and preferred stock are outstanding, the Fund intends to designate distributions made to the classes as consisting of particular types of income in accordance with the classes' proportionate shares of such income. Thus, distributions of net capital gain will be allocated between Shareholders and holders of preferred stock, if any, in proportion to the total distributions made to each class during the taxable year, or otherwise as required by applicable law.

         The Fund will notify its Shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) that year and undistributed capital gain designated for that year. The information regarding capital gain distributions and undistributed capital gain will designate the portion thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated below.

         Dividends and other distributions declared by the Fund in December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholders on December 31st if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to Shareholders for the year in which that December 31st falls.

         An investor should be aware that, if such investor purchases Shares shortly before the record date for any dividend or other distribution, he or she will pay full price for the Shares and will receive some portion of the purchase price back as a taxable distribution.

         Upon the sale or exchange of Shares (including a sale pursuant to a Share repurchase or tender offer by the Fund), a Shareholder generally will recognize a taxable gain or loss equal to the difference between his or her adjusted basis for the Shares and the amount received. Any such gain or loss will be treated as a capital gain or loss if the Shares are capital assets in the Shareholder's hands and will be long-term capital gain or loss if the Shares have been held for more than one year. See below for a discussion of the tax rates applicable to capital gains. Any loss recognized on a sale or exchange of Shares that were held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any capital gain distributions previously received thereon. A loss realized on a sale or exchange of Shares will be disallowed to the extent those Shares are replaced by other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Shares (which could occur, for example, as a result of participation in the Automatic Dividend Reinvestment Plan). In that event, the basis of the replacement Shares will be adjusted to reflect the disallowed loss.

         The maximum tax applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the ordinary income tax rate for capital assets held for one year or less; (ii) 28% for capital assets held for more than one year but not more than 18 months or (iii) 20% (10% for taxpayers in the 15% marginal tax bracket) for capital assets held for more than 18 months. The maximum net capital gain tax rate for corporations is 35%. The tax rates described above will apply to distributions of net capital gain by the Fund (if, as expected, the Fund designates net capital gain distributions as 28% rate gain distributions or 20% rate gain distributions, in accordance with its holding periods for the securities it sold that generated the distributed gains) as well as to sales and exchanges of Shares. With respect to capital losses recognized on dispositions of Shares held six months or less where such losses are treated as long-term capital losses to the extent of prior capital gain distributions received thereon (see discussion in the preceding paragraph), it is unclear how such capital losses offset the capital gains referred to above. Shareholders should consult their own tax advisers as to the application of the foregoing capital gains rates to their particular circumstances. Proposed legislation, which has been passed by Congress, would, if signed by the President, make capital gains recognized by individuals and other non-corporate taxpayers on assets held for more than one year (instead of 18 months) eligible for the 20% capital gains tax rate. No assurance can be given that such proposed legislation will be enacted in the form proposed, or at all.

         The Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individual Shareholders and certain other non-corporate Shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund is also required to withhold 31% of all dividends and capital gain distributions payable to such Shareholders who otherwise are subject to backup withholding.

         The foregoing is only a brief summary of some of the important federal income tax considerations generally affecting the Fund and its Shareholders. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisers regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.


                      AUTOMATIC DIVIDEND REINVESTMENT PLAN


         Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a Shareholder otherwise elects, all dividends and other distributions (collectively referred to in this section as "dividends") will be automatically reinvested by State Street Bank and Trust Company ("State Street"), as agent for Shareholders in administering the Plan (the "Plan Agent"), in additional Shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends payable in cash by check mailed directly to the Shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee) by State Street as dividend disbursing agent. Such participants may elect not to participate in the Plan and to receive in cash all dividends payable in cash by sending written instructions to State Street, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than thirty days prior to any dividend record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.

         Whenever the Fund declares an income dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Shares. Whenever the Fund declares dividends in additional unissued but authorized Shares ("newly issued Shares") non-participants in the Plan will receive newly issued Shares and participants will receive Shares under the Plan as described as follows. The Shares will be acquired by the Plan Agent for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of newly issued Shares or (ii) by purchase of outstanding Shares on the open market ("open-market purchases") on the NYSE or elsewhere. If on the payment date for a dividend payable in either cash or Shares, the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued Shares on behalf of the participants. The number of newly issued Shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per Share on the date the Shares are issued, provided that the maximum discount from the then current market price per Share on the date of issuance may not exceed 5%. If on the dividend payment date for a dividend payable only in cash the net asset value per Share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in Shares acquired on behalf of the participants in open-market purchases.

         In the event of a market discount on the dividend payment date for a dividend payable only in cash, the Plan Agent will have no more than 30 days after the dividend payment date (the "last purchase date") to invest the dividend amount in Shares acquired in open-market purchases. If, before the Plan Agent has completed its open-market purchases, the market price of a Share exceeds the net asset value per Share, the average per Share purchase price paid by the Plan Agent may exceed the net asset value of the Shares, resulting in the acquisition of fewer Shares than if the dividend had been paid in newly issued Shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases by the last purchase date or if the market discount shifts to a market premium by that date, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued Shares at the close of business on the last purchase date.

         The Plan Agent maintains all Shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by Shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each Shareholder proxy will include those Shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for Shares held pursuant to the Plan in accordance with the instructions of the participants.

         In the case of Shareholders such as banks, brokers or nominees that hold Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Shares certified from time to time by the record Shareholder's name and held for the account of beneficial owners who participate in the Plan.

         There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of dividends payable either in Shares or in cash. However, each Plan participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

         The  automatic   reinvestment   of  dividends  will  not  relieve  Plan
participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Taxes."

         Shareholders participating in the Plan may receive benefits not available to Shareholders not participating in the Plan. If the market price (plus commissions) of the Fund's Shares is above their net asset value, participants in the Plan will receive Shares of the Fund at less than they could otherwise purchase them and will have Shares with a cash value greater than the value of any cash distribution they would have received on their Shares. If the market price plus commissions is below the net asset value, participants will receive distributions in Shares with a net asset value greater than the value of any cash distribution they would have received on their Shares. However, there may be insufficient Shares available in the market to make distributions in Shares at prices below the net asset value. Also, since the Fund does not redeem its Shares, the price on resale may be more or less than the net asset value. See "Taxes" for a discussion of tax consequences of the Plan.

         Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

         All correspondence concerning the Plan should be directed to the Plan Agent at 225 Franklin Street, Boston, Massachusetts 02110.


                                  UNDERWRITING


         The underwriters named below (the "Underwriters"), acting through PaineWebber Incorporated, 1285 Avenue of the Americas, New York, New York; A.G.

Edwards & Sons, Inc., One North Jefferson Street, St. Louis, Missouri and Smith Barney Inc., 338 Greenwich Street, New York, New York as their representatives (the "Representatives") have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund and INVESCO (the "Underwriting Agreement"), to purchase from the Fund the number of Shares set forth opposite their respective names. The Underwriters are committed to purchase all of such Shares if any are purchased.



Underwriter                                       Number of Shares
-----------                                       ----------------
PaineWebber Incorporated                              ----------
A. G. Edwards & Sons, Inc.                            ----------
Smith Barney Inc.                                     ----------

Total                                                  ========

         The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus to purchase up to an additional ________ Shares to cover over-allotments, if any, at the initial offering price. The
Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the Shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Shares proportionate to such Underwriter's initial commitment.

         As set forth in the notes to the table on the cover page of this Prospectus, INVESCO or an affiliate (not the Fund) from its own assets has agreed to pay a commission to the Underwriters in the amount of $___ per Share (___% of the public offering price per Share) or an aggregate amount of $___________ ($_________ assuming full exercise of the over-allotment option) for all Shares covered by this Prospectus. Such payment will be the legal obligation of INVESCO (or an affiliate) and will be made out of its own assets and will not in any way represent an obligation of the Fund or its Shareholders. The Representatives have advised the Fund that the Underwriters may pay up to $___ per Share from such payment received from INVESCO to certain dealers who sell the Shares and that the Underwriters and such dealers may allow a concession of up to $___ per Share to certain other dealers who sell Shares. In addition, the Fund has agreed to pay the Underwriters $250,000 in partial reimbursement of their expenses.

         Prior to this offering, there has been no public market for the Shares or any other securities of the Fund. The Fund intends to apply to list its Shares on the New York Stock Exchange under the symbol "GFN." In order to meet the requirements for listing the Shares on the New York Stock Exchange, the Underwriters have undertaken to sell lots of 100 or more Shares to a minimum of 2,000 beneficial holders. The minimum investment requirement is 100 Shares ($1,500).

         The  Fund and  INVESCO  have  each  agreed  to  indemnify  the  several
Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.

         The Fund has agreed not to offer or sell any additional shares of beneficial interest of the Fund, other than as contemplated by this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Underwriters.

         Under the terms of and subject to the conditions of the Underwriting Agreement, the Underwriters are committed to purchase and pay for all Shares offered hereby if any are purchased. The Underwriting Agreement provides that it may be terminated at or prior to the closing date for the purchase of the Shares if, in the judgment of the Representatives, payment for the delivery of the Shares is rendered impracticable or inadvisable because (1) trading in the equity securities of the Fund is suspended by the Securities and Exchange Commission, by an exchange that lists the Shares, or by the National Association of Securities Dealers Automated Quotation National Market System, (2) additional material governmental restrictions, not in force on the date of the Underwriting Agreement, have been imposed upon trading in securities generally or trading in securities generally has been suspended on any U.S. securities exchange, or a general banking moratorium has been established by Federal or New York authorities, or (3) any outbreak or material escalation of hostilities or other calamity or crisis occurs, the effect of which is such as to make it impracticable to market any or all of the Shares. The Underwriting Agreement also may be terminated if any of the conditions specified in the Underwriting Agreement have not been fulfilled when and as required by such agreement.

         The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters. See "Management of the Fund."

         Until the distribution of Shares is completed, rules of the Securities and Exchange Commission may limit the ability of the Underwriters and certain selling group members to bid for and purchase the Shares. As an exception to these rules, the Underwriters are permitted to engage in certain transactions that stabilize the price of the Shares. Such transactions consist of bids or purchases for the purpose of pegging, fixing or maintaining the price of the Shares. If the Underwriters create a short position in the Shares in connection with the offering, I.E., if they sell more Shares than are set forth on the cover page of this Prospectus, then the Underwriters may reduce that short position by purchasing Shares in the open market. The Underwriters may also elect to reduce any short position by exercising all or a part of the over-allotment option described above. In general, purchases of a security for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might be in the absence of such purchases. In addition, PaineWebber Incorporated, on behalf of the Underwriters, may impose "penalty bids" under contractual arrangements with the Underwriters whereby it may reclaim from an Underwriter (or dealer participating in the offering) for the account of the other Underwriters, the selling concession with respect to Shares that are distributed in the offering but subsequently purchased for the account of the Underwriters in the open market. Neither the Fund nor any of the Underwriters make any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Shares. In addition, neither the Fund nor any of the Underwriters makes any representation that the Underwriters will engage in such transactions or that such transactions once commenced, will not be discontinued without notice.


                   SHAREHOLDER SERVICING AGENT, CUSTODIAN AND
                     TRANSFER AND DIVIDEND DISBURSING AGENT


         PaineWebber Incorporated will provide shareholder services to the Fund pursuant to a Shareholder Servicing Agreement with INVESCO. INVESCO will pay a monthly fee on an annual basis equal to 0.10% of the average daily Managed Assets of the Fund (as defined herein under "Management of the Fund") for such services.

         Pursuant to the Shareholder Servicing Agreement between PaineWebber Incorporated (the "Shareholder Servicing Agent") and INVESCO, the Shareholder Servicing Agent will (i) undertake to make public information pertaining to the

Fund on an ongoing basis and to communicate to investors and prospective investors the Fund's features and benefits (including periodic seminars or conference calls, responses to questions from current or prospective shareholders and specific shareholder contact where appropriate); (ii) make available to investors and prospective investors market price, net asset value, yield and other information regarding the Fund, if reasonably obtainable, for the purpose of maintaining the visibility of the Fund in the investor community;
(iii) at the request of INVESCO, provide certain economic research and statistical information and reports, if reasonably obtainable, on behalf of the Fund, and consult with representatives and Trustees of the Fund in connection therewith, which information and reports shall include: (a) statistical and financial market information with respect to the Fund's market performance and
(b) comparative information regarding the Fund and other closed-end management investment companies with respect to (1) the net asset value of their respective shares, (2) the respective market performance of the Fund and such other companies and (3) other relevant performance indicators; and (iv) at the request of INVESCO, provide information to and consult with the Board of Trustees of the Fund with respect to applicable strategies designed to address market value discounts, which may include share repurchase, tender offers, modifications to dividend policies or capital structure, repositioning or restructuring of the Fund, conversion of the Fund to an open-end investment company, liquidation or merger; provided, however, that under the terms of the Shareholder Servicing Agreement, the Shareholder Servicing Agent is not obligated to render any opinions, valuations or recommendations of any kind or to perform any such similar services. For these services, INVESCO will pay the Shareholder Servicing Agent a fee equal on an annual basis to 0.10% of the Fund's average weekly Managed Assets (as defined above under "Management of the Fund - Management and Administration Agreement"), payable in arrears at the end of each calendar month. Under the terms of the Shareholder Servicing Agreement, the Shareholder Servicing Agent is relieved from liability to INVESCO or to the Fund for any act or omission in the course of its performance under the Shareholder Servicing Agreement, in the absence of gross negligence or willful misconduct by the Shareholder Servicing Agent. INVESCO has agreed to indemnify the Shareholder Servicing Agent or contribute to losses arising out of certain liabilities under the Shareholder Servicing Agreement. The Shareholder Servicing Agreement will continue for an initial term of two years and thereafter for successive one-year periods unless terminated by either party upon 60 days written notice.

         State Street will act as the Fund's Custodian. The Custodian may employ sub-custodians outside the U.S. approved by the Board of Trustees in accordance with regulations under the Investment Company Act. State Street will also act as the Fund's Transfer and Dividend Disbursing Agent.


                              DESCRIPTION OF SHARES


         The Fund is a newly organized unincorporated business trust under the laws of the Commonwealth of Massachusetts created pursuant to an Agreement and Declaration of Trust (the "Trust Agreement") dated July 9, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Each Share has one vote and, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Fund Shares are of one class and have equal rights as to dividends and in liquidation. The Fund may reclassify Shares as preferred shares, with such rights and designations as the Board shall determine. Shares have no preemptive, subscription or conversion rights and are freely transferable. The Fund will send annual and semi-annual financial statements to all its Shareholders.

         Under Massachusetts law, Shareholders could, in certain circumstances, be held personally liable for the obligations of a Massachusetts business trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the Shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the Shareholders for liabilities of the Fund.

         The Fund has no present intention of offering additional Shares, except as described herein and under the Automatic Dividend Reinvestment Plan, as it may be amended from time to time. See "Automatic Dividend Reinvestment Plan." Other offerings of its Shares, if made, will require approval of the Fund's Board of Trustees. Any additional offering will not be sold at a price per Share below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Shareholders or with the consent of a majority of the Fund's outstanding Shares or otherwise as permitted by applicable law.

         The Fund intends to apply to list its Shares on the New York Stock Exchange under the symbol "GFN."

ANTI-TAKEOVER PROVISIONS IN THE TRUST AGREEMENT

         The Fund's Trust Agreement includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees, and could have the effect of depriving Shareholders of an opportunity to sell their Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Board of Trustees is divided into three classes, with the terms of one class expiring at each annual meeting of Shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A Trustee may be removed from office only for cause by a written instrument signed by at least two-thirds of the remaining Trustees or by a vote of the holders of at least two-thirds of the Shares.

         In addition, the Declaration of Trust requires the favorable vote of the holders of at least 80% of the outstanding Shares of each class of the Fund, voting as a class, then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of a class of Shares and their associates, unless the Board of Trustees shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a 5%-or-greater holder of a class of Shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of beneficial interest of the Fund. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash (except pursuant to the Automatic Dividend Reinvestment Plan); (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period);
(v) the liquidation or dissolution of the Fund; or (vi) a change in the nature of the business of the Fund so that it would cease to be an investment company registered under the Investment Company Act .

         The Board of Trustees has determined that provisions with respect to the Board of Trustees and the 80% voting requirements described above (and the requirements relating to conversion to an open-end fund described below), which voting requirements are greater than the minimum requirements under Massachusetts law or the Investment Company Act, are in the best interest of Shareholders generally. Reference should be made to the Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions.

CLOSED-END FUND STRUCTURE

         Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in the employment of financial leverage and in the ability to make certain types of investments, such as investments in illiquid securities. However, shares of closed-end funds frequently trade at a discount from their net asset value.

         In recognition of the possibility that the Shares might trade at a discount to net asset value and that any such discount may not be in the interest of Shareholders, the Fund's Board of Trustees, in consultation with INVESCO, from time to time may review the possibility of implementing a "managed distribution" policy, which would entail quarterly payments of dividends in an amount equal to a pre-established percentage of the Fund's net asset value. As described below, the Board might also consider open market repurchases or tender offers for Shares at net asset value. There can be no assurance that the Board of Trustees will decide to undertake any of these actions or that, if undertaken, such actions would result in the Shares trading at a price equal to or close to net asset value per Share. As described below, the Board of Trustees might also consider the conversion of the Fund to an open-end mutual fund. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company.

         Shares of closed-end management investment companies often trade at a discount to their net asset values, and the Fund's Shares may likewise trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the Fund's Shares will be determined by such factors as relative demand for and supply of such Shares in the market, the Fund's net asset value, general market and economic conditions and other factors beyond the control of the Fund. See "Determination of Net Asset Value." Although the Fund's Shareholders will not have the right to redeem their Shares, the Fund may take action to repurchase Shares in the open market or make tender offers for its Shares at their net asset value. This may have the effect of reducing any market discount from net asset value.

         There is no assurance that if action is undertaken to repurchase or tender for Shares, such action will result in the Shares' trading at a price which approximates their net asset value. Although Share repurchases and tenders could have a favorable effect on the market price of the Fund's Shares, it should be recognized that the acquisition of Shares by the Fund will decrease the total assets of the Fund and, therefore, have the effect of increasing the Fund's expense ratio. Any Share repurchases or tender offers will be made in accordance with requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act.

         The Fund may be converted to an open-end investment company at any time by an amendment to the Trust Agreement. The Trust Agreement provides that such an amendment would require the approval of two-thirds of the Fund's outstanding shares (including any preferred shares) entitled to vote on the matter, voting as a single class (or a majority of such shares if the amendment previously was approved, adopted or authorized by at least two-thirds of the total number of Trustees) and, assuming the Fund has issued preferred shares, by the affirmative vote of a majority of the outstanding preferred shares, voting as a separate class. Such a vote also would satisfy a separate requirement in the Investment Company Act that the change be approved by the shareholders. If approved in the foregoing manner, conversion of the Fund could not occur until at least 90 days after the shareholders' meeting at which such conversion was approved and could take significantly longer and would also require at least 30 days' prior notice to all shareholders.

         Conversion of the Fund to an open-end investment company would require the redemption of any outstanding preferred shares and any indebtedness not constituting bank loans, which could eliminate or alter the leveraged capital structure of the Fund with respect to the Shares. Following any such conversion, it is also possible that certain of the Fund's investment policies and strategies would have to be modified to assure sufficient portfolio liquidity. In particular, the Fund would be required to maintain its portfolio such that not more than 15% of its assets would be invested in illiquid securities, or other illiquid assets, or securities which are restricted as to resale
(excluding, for purposes of this limitation, Rule 144A and other securities deemed liquid by INVESCO pursuant to guidelines established by the Board of Trustees). Such requirement could cause the Fund to dispose of portfolio securities or other assets at a time when it is not advantageous to do so, and could adversely affect the ability of the Fund to meet its investment objectives. In the event of conversion, the Shares would cease to be listed on the New York Stock Exchange or other national securities exchange or market system. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the Investment Company Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If a payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new common shares would be sold at net asset value plus a sales load.

         In its review of the Fund's investment objective and of the proposed investment policies and practices of the Fund in its pursuit of its investment objective, the Board of Trustees has determined that the closed-end structure of the Fund is desirable and appropriate. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to amend the Trust Agreement in order to convert the Fund to an open-end investment company.

                                 LEGAL OPINIONS


         Certain legal matters in connection with the Shares offered hereby will be passed upon for the Fund by Kirkpatrick & Lockhart LLP and for the Underwriters by Skadden, Arps, Slate, Meagher & Flom (Illinois) and its affiliated entities.


                                     EXPERTS


         The statement of assets and liabilities of the Fund included in this Prospectus has been so included in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, and on their authority as experts in auditing and accounting.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees
of the INVESCO Global Financial Services Fund


         In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the INVESCO Global Financial Services Fund (the "Fund") at August ____, 1998, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Denver, Colorado
August _____, 1998

                       STATEMENT OF ASSETS AND LIABILITIES
                                August ____, 1998


Assets:
       Cash...............................................................$_____
       Deferred organization expenses (Note 3) ............................_____
              Total Assets ................................................_____

Liabilities:
         Organization expenses payable and total liabilities..............._____

Capital:

[Commitments and contingencies (Notes 2 and 3)............................ _____

Net Assets, equivalent to _____ shares of beneficial interest issued and outstanding, par value $0.01, unlimited authorized shares.............._____

Net asset value per share.................................................._____

Note 1.  Organization:

         The INVESCO Global Financial Services Fund (the "Fund") was organized as a Massachusetts business trust on July ____, 1998, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940. The Fund has had no operations other than the sale to INVESCO Funds Group, Inc. (the "Investment Adviser") of ______ shares of beneficial interest for $_____ on August ____, 1998.

Note 2.  Advisory and Administration Agreements

         The Fund has entered into an Advisory and Administration Agreement with the Investment Adviser. The Fund will pay the Investment Adviser a monthly fee at an annual rate of 1.50 percent of the Fund's average weekly value of Managed Assets.

Note 3.  Deferred Organization Costs:

         The Investment Advisor has advanced certain organization and start-up costs of the Fund and is to be reimbursed by the Fund. On April 3, 1998, Statement of Position 98-5 was issued. This Statement of Position requires that unamortized organization costs on the Fund's statement of assets and liabilities be written off, effective for fiscal years beginning after December 15, 1998. In accordance with Statement of Position 98-5, these organization and start-up costs will be immediately expensed.

                                   APPENDIX A

                           RATINGS OF CORPORATE BONDS

DESCRIPTION OF CORPORATE BOND RATINGS OF STANDARD & POOR'S RATINGS GROUP:

         AAA--Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A--Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB--Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B--Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

         CCC--Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         CC--The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         C--The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

         D--Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

DESCRIPTION OF BOND RATINGS OF MOODY'S INVESTORS SERVICE, INC.

         Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

========================================      ==================================

No person  has been  authorized  to give
any   information   or   to   make   any
representations  in conneciton with this
offering  other than those  contained in
this  Prospectus  and, if given or made,
such     other    information and repre-
sentations  must   not   be  relied upon
as having been authorized by the Fund or               ________ Shares
the  Underwriters.  Neither the delivery
of this  Prospectus  nor any  sale  made               INVESCO Global
hereunder shall, under any circumstances,                Financial
create  any  implication  that there has               Services Fund
been no  change  in the  affairs  of the
Fund  since the date  hereof or that the
information  contained herein is correct
as of any time  subsequent  to its date.               ----------------
This  Prospectus  does not constitute an
offer  to sell or a  solicitation  of an                  PROSPECTUS
offer to buy any  securities  other than               ----------------
the  registered  securities  to which it
relates.   This   Prospectus   does  not
constitute   an   offer  to  sell  or  a
solicitation of an offer to buy such in any circumstances in which such offer or solicitation is unlawful.

              ----------------------

                 TABLE OF CONTENTS

                                   Page

Prospectus Summary.....................
Fee Table..............................
The Fund...............................
The Adviser ...........................
Use of Proceeds........................           PaineWebber Incorporated
Investment Objective and Policies......           A.G. Edwards & Sons, Inc.
Other Investment Practices.............             Salomon Smith Barney
Risk Factors and Special
  Considerations.......................
Investment Restrictions................
Management of the Fund.................
Trustees and Officers of the Fund......
Brokerage and Portfolio Transactions...                August __, 1998
Determination of Net Asset Value.......
Dividends and Other Distributions......
Taxes..................................
Automatic Dividend Reinvestment Plan...
Underwriting...........................
Shareholder Servicing Agent,
  Custodian and Transfer and
  Dividend Disbursing Agent............
Description of Shares..................
Legal Opinions.........................
Experts................................
Independent Auditors Report............
Statement of Assets and Liabilities....
Appendix A.............................


Until ___,   all    dealers    effecting
transactions  in the Shares,  whether or
not participating in this  distribution,
may be required to deliver a Prospectus.
This is in addition to the obligation of
dealers  to  deliver a  Prospectus  when
acting as Underwriters  and with respect
to   their    unsold    allotments    or
subscriptions.



========================================      ==================================

                                                                    Ex.(2)(d)(1)

                                     Part C
                                Other Information


Item 24. Financial Statements and Exhibits

(1)      Financial Statements:

         The Selected Financial Information, Statement of Operations, Statement of Changes in Net Assets, and Schedules II through VII, inclusive, are omitted because the required information is included in the financial statement included in Part A or Part B, or because the conditions requiring their filing do not exist.

(2)      Exhibits

         (a)      Declaration of Trust [Filed herewith]
         (b)      Bylaws [Filed herewith]
         (c)      Inapplicable
         (d) (1) Portions of Declaration of Trust Relating to Shareholders' Rights [Filed herewith]
                  (2) Portions of Bylaws Relating to Shareholders' Rights
                  [Filed herewith]
         (e)      Form of Terms and Conditions of Dividend Reinvestment Plan
                  [To be filed by Amendment]
         (f)      Inapplicable
         (g)      Form of Investment Management and Administration Agreement
                  [To be filed by Amendment]
         (h)      (1) Form of Master Agreement Among Underwriters
                      [To be filed by Amendment]
                  (2) Form of Underwriting Agreement
                      [To be filed by Amendment]
                  (3) Form of Master Selected Dealers Agreement
                      [To be filed by Amendment]
         (i)      Inapplicable
         (j)      (1) Form of Custodian Contract
                      [To be filed by Amendment]
                  (2) Form of Transfer Agency Agreement
                      [To be filed by Amendment]
         (k)      Form of Shareholder Servicing Agreement
                  [To be filed by Amendment]
         (l)      Opinion and Consent of Counsel
                  [To be filed by Amendment]
         (m)      Inapplicable
         (n)      Consent of Independent Auditors
                  [To be filed by Amendment]
         (o)      Inapplicable

         (p)      Initial Capital Agreement
                  [To be filed by Amendment]
         (q)      Inapplicable

Item 25. Marketing Arrangements

         Reference  is  made  to  the  Form  of   Underwriting   Agreement   for
Registrant's shares of beneficial interest to be filed by amendment to this Registration Statement.

Item 26. Other Expenses of Issuance and Distribution

         Securities and Exchange Commission Fees................   $........*
         NASD Fees..............................................   $........*
         New York Stock Exchange Listing Fee....................   $........*
         Printing...............................................   $........*
         Accounting Fees and Expenses...........................   $........*
         Legal Fees.............................................   $........*
         Blue Sky Fees and Expenses.............................   $........*
         Miscellaneous..........................................   $........*
                                                                   =============
               Total                                               $        *
                                                                   =============
--------------
*To be furnished by amendment

Item 27. Persons Controlled By or Under Common Control with Registrant

         No person is presently controlled by or under common control with Registrant.

Item 28. Number of Record Holders of Securities

         None

Item 29. Indemnification

         Article V of the Registrant's Declaration of Trust provides as follows:

                  Section 5.1. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Fund Property or the acts, obligations or affairs of the Fund. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription to any Shares or otherwise. Shareholder liability for the acts and obligations of the Fund is hereby expressly disclaimed. Every note, bond, contract, or other undertaking issued by or on behalf of the Fund or the Trustees relating to the Fund shall include a notice and provision limiting the obligation represented thereby to the Fund and its assets (but the omission of such notice and provision shall not operate to impose any liability or obligation on any Shareholder). No Trustee, officer, employee or agent of the Fund shall be subject to any personal liability whatsoever to any Person, in connection with the Fund Property or the affairs of the Fund, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and all such Persons shall look solely to the Fund Property for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Shareholder, Trustee, officer, employee or agent, as such, of the Fund is made a party to any suit or proceeding to enforce any such liability, he or she shall not, on account thereof, be held to any personal liability. The Fund shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his or her being or having been a Shareholder, other than by reason of his or her own wrongful act or omission, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Fund to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 5.2. No Trustee, officer, employee or agent of the Fund shall be liable to the Fund, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

                  Section 5.3. (a) The Trustee shall provide for indemnification by the Fund of any person who is, or has been, a Trustee, officer, employee or agent of the Fund against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof, in such manner as the Trustees may provide from time to time in the by-laws. (b) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 30. Business and Other Connections of Investment Adviser

         See "The Adviser" and "Management of the Fund" in the Fund's prospectus for information regarding the business of the investment adviser. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Fund, reference is made to the Schedule Ds to the Form ADV filed under the Investment Advisers Act of 1940 by INVESCO Funds Group, Inc., which schedules are herein incorporated by reference.

Item 31. Location of Accounts and Records

         The accounts, books and other documents of the Fund required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder will be maintained at the office of the Fund's custodian and dividend disbursing agent and registrar at State Street Bank & Trust Co., except that the Fund's corporate records (its articles of incorporation, by-laws, and minutes of the meetings of its Board of Directors and shareholders) will be maintained at the offices of the Fund's investment advisor at 7800 E. Union Avenue, Denver, Colorado 80237.

Item 32. Management Services

         None

Item 33. Undertakings

(1) The Registrant undertakes to suspend offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2)      Inapplicable

(3)      Inapplicable

(4)      Inapplicable

(5) The undersigned Registrant hereby undertakes that:

         (a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 42(b)(1) or (4) or 497(h) under the Securities Act shall be deemed to be part of the registration statement as of the time it was declared effective.

         (b) For the purposes of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)      Inapplicable

                                     NOTICE


A copy of the Declaration of Trust of INVESCO Global Financial Services Fund is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, State of Colorado on the 17th day of July, 1998.

                                       INVESCO GLOBAL FINANCIAL SERVICES
                                       FUND

                                       By: /s/ Mark H. Williamson
                                          -----------------------------------
                                          Mark H. Williamson
                                          President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the dates indicated. The undersigned hereby constitute and appoint Glen A. Payne, Clifford J. Alexander and Judith Caesar-Brown, and each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power and substitution and resubstitution, for him or her, and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to the Registration Statement of the INVESCO Global Financial Services Fund (including post-effective amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.


Signature                 Title                                Date
---------                 -----                                ----


/s/ Mark H. Williamson
----------------------    Principal Executive Officer,         July 17, 1998
Mark H. Williamson        President and Trustee


/s/ Ronald L. Grooms
----------------------    Principal Financial Officer,         July 17, 1998
Ronald L. Grooms          Vice President and Treasurer


/s/ Charles W. Brady
----------------------    Trustee                              July 17, 1998
Charles W. Brady


/s/ Fred A. Deering
----------------------    Trustee                              July 17, 1998
Fred A. Deering


/s/ John W. McIntyre
----------------------    Trustee                              July 17, 1998
John W. McIntyre


/s/ Dr. Larry Soll
----------------------    Trustee                              July 17, 1998
Dr. Larry Soll